                     As filed with the Securities and Exchange Commission
                                 on May 10, 2000
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
                                    No. ___
                       Post-Effective Amendment No. 10 x
                                      -----

                                       And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                     ------
                               Amendment No. 11 x
                                      -----
                            ------------------------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

      Immediately upon filing pursuant to Rule 485(b), or
----

      on _________ pursuant to Rule 485(b)
----

      60 days after filing pursuant to Rule 485(a)(1), or
----

      on _________ pursuant to Rule 485(a)(1)
----

 x    75 days after filing pursuant to Rule 485(a)(2), or
---

      on ___________pursuant to Rule 485(a)(2)
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.






                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet


Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives and Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives and Principal Strategies
                            Important Risks
                            See Individual Fund Summaries
                            General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Exchanges
                            Dividends and Distributions
                            Taxes
 8                          Distribution Plan
                            Exchanges
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Historical Fund Information
                            Cover Page
12                          Investment Restrictions
                            Additional Investment Policies
                            Risk Factors
13                          Management
14                          Capital Stock
15                          Management
16                          Portfolio Transactions
17                          Capital Stock
18   Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part
                            C of this Document.






                                EXPLANATORY NOTE

         This   Post-Effective   Amendment  No.  10  (the  "Amendment")  to  the
Registration  Statement of Wells Fargo Funds Trust (the  "Trust") is being filed to register the new Technology,  [Nasdaq 100 Tilt], and Nebraska Tax-Free Funds,
and  to  make  certain  other  non-material  changes  to  the  prospectuses  and statements of additional information for these funds.






                                                    42
                                                       JULY 24, 2000


             Wells Fargo Stock Funds
                  Prospectus


                           Please  read this  Prospectus  and keep it for future
                           reference.   It  is  designed  to  provide  you  with
                           important  information  and to help you  decide  if a
                           Fund's goals match your own.

Technology Fund            These securities have not been approved
  Class A, Class B,        or disapproved by the U.S. Securities and
      and Class C          Exchange Commission ("SEC"),
                           nor has the SEC passed upon the
                           accuracy or adequacy of this Prospectus.
                           Any representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN  INVESTMENT  IN A FUND  INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.







  INSIDE FRONT COVER




  TABLE OF CONTENTS

Overview                              Objective and Principal
                                         Strategies
This section contains                 Summary of Important Risks
important summary                     Summary of Expenses
information about the                 Key Information
Funds.

The Funds                             Technology Fund
                                      General Investment Risks
This section contains                 Organization and Management
important information                    of the Fund
about the individual
Funds.


Your Investment                       A Choice of Share Classes
                                      Reduced Sales Charges
Turn to this section for  Exchanges  information  on how to Your Account open an account and how How to Buy Shares to buy,  sell and  exchange How to Sell Shares
Fund shares.



                                      Additional Services and
                                         Other Information
                                      Glossary





Wells Fargo Technology Fund Overview

Objective
Seeks long-term capital appreciation.

Principal Strategies
We  normally  invest at least 65% of the Fund's  total  assets in  domestic  and foreign technology  companies.  Technology companies are companies with revenues
primarily   generated  in  relation  to   technology   products  and   services.
Technology-related  industries  include the computer,  software,  communications equipment and services,  semi-conductor,  healthcare,  biotechnology and defense and aerospace industries.

Summary of Important Risks

   This section summarizes important risks that are common to the Fund described in this Prospectus, and important risks that relate specifically to the Fund.
   Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund Descriptions later in this Prospectus; o under the "General Investment Risks" section beginning on page 11; and o in the Fund's
Statement of Additional Information.

   An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

   Common Risks for the Fund

   Equity Securities. The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stock and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. The Fund invests in foreign companies (including investments made through American
   Depositary Receipts and similar instruments), which are subject to additional risks, including less liquidity and greater price volatility. The Fund's investment in foreign companies is also subject to special risks associated with international investing, including currency, political, regulatory, information and diplomatic risks.

   Fund-Specific Risks

   The Fund  invests a  relatively  high  percentage  of its assets in a limited number  of  issuers  and  is  therefore  considered  to  be  non-diversified.
   Non-diversified  funds are more susceptible to financial,  market or economic events  affecting  the  particular  issuers and industry  sectors in which it invests.  The Fund invests in domestic and foreign  securities  of technology companies.  Technology  company stocks are highly  volatile,  and a portfolio invested in these  securities has a higher degree of risk  associated with it than more broadly invested equity funds.  Investments in smaller,  "start-up"
   companies  may  suffer  more  significant  losses - as well as  realize  more substantial  growth - than larger or more  established  issuers.  Significant losses may result  from lack of depth of  management,  inability  to generate funds necessary for growth or potential  development,  and  competition  from larger or more  established  companies.  Smaller or newer  companies may have more limited trading markets,  and may be subject to wide price fluctuations.
   Foreign  company stocks involve  special risks,  including  generally  higher
   commission   rates,   and  political,   social  and  monetary  or  diplomatic
   developments  that  could  effect  U.S.  investments  in  foreign  countries.
   Additionally,  dispositions of foreign  securities and dividends and interest payable on those securities may be subject to foreign taxes.



   Performance History

   The Fund has been in operation for less than one calendar year, and therefore the performance information shown represents performance of the Dresdner RCM
   Global Technology Fund, an open end management investment company operated by the Fund's sub-advisor in a substantially identical manner to this Fund.


                                   [BAR CHART]


   Total Returns for Period Ended 12/31/991

                                   1996 26.41%
                                   1997 27.08%
                                   1998 61.05%
                                  1999 182.58%

                                                                                        Annualized
                                                                        --------------------------
                                                         4th Qtr                                       Since
                                                           1999           1 Yr          3 Yr         Inception
Global Technology Fund Class I2                           82.82%         182.95%       79.85%          64.43%
Global Technology Fund Class N                            82.74%         182.58%       79.50%          64.38%
Lipper Science & Technology Fund Index                    57.13%         113.90%       50.22%          40.88%

Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.






  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

-------------------------------------- --------------- ---------------- --------------

                                       Technology      Technology Fund  Technology
Shareholder Fees                       Fund                             Fund
                                       --------------- ---------------- --------------
                                       Class A         Class B          Class C
--------------------------------------
                                       --------------- ---------------- --------------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     5.75%           None             None
-------------------------------------- --------------- ---------------- --------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of    None            5.00%            1.00%
  the Net Asset Value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- --------------- ---------------- --------------


Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)

----------------------- ---------------------------

                             Technology Fund
                        ---------------------------
                        --------- -------- --------
                         Class     Class    Class
                           A         B        C
-----------------------
                        --------- -------- --------
Management Fees          1.10%     1.10%    1.10%
----------------------- --------- -------- --------
----------------------- --------- -------- --------
Distribution (12b-1)     0.00%     0.75%    0.75%
Fees
----------------------- --------- -------- --------
Other Expenses1          0.96%     0.96%    0.96%
----------------------- --------- -------- --------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              2.06%     2.81%    2.81%
----------------------- --------- -------- --------
Fee Waivers2             0.31%     0.31%    0.31%
----------------------- --------- -------- --------
NET EXPENSES             1.75%     2.50%    2.50%
----------------------- --------- -------- --------


--------------------------------

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Fee waivers are contractual and apply for a minimum of one year from the commencement of operations of the Fund and remain in effect thereafter until such time as the Board of Trustees acts to reduce or eliminate such waivers.


Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ------------------------

===============
                    Technology Fund
                ------------------------
                ------- ------- --------
                Class   Class    Class
                  A       B        C
---------------
                ------- ------- --------
1 YEAR          $       $        $353
                 743     753
--------------- ------- ------- --------
3 YEARS         $1,155  $1,142   $842
--------------- ------- ------- --------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

--------------- ------------------------

                    Technology Fund
                ------------------------
                ------- ------- --------
                Class   Class    Class
                  A       B        C
---------------
                ------- ------- --------
1 YEAR          $        $253    $253
                 743
--------------- ------- ------- --------
3 YEARS         $1,155   $842    $842
--------------- ------- ------- --------





Key Information

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for the Fund tell you: o what the Fund is trying to achieve; o how we intend to invest your money; and o what makes a Fund different from the other Funds offered in this Prospectus.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.







Technology Fund

Investment Advisor:                         Wells Fargo Bank, N.A.

Investment Sub-Advisor:                     Dresdner RCM Global Investors LLC

Investment Objective
The Technology Fund seeks long term capital appreciation by investing in domestic and foreign equity securities of technology companies.

Investment Strategies
We  actively  manage  a  non-diversified   portfolio  of  equity  securities  of
technology  companies  operating  (organized or headquartered) in at least three countries,  including the U.S. Technology  companies are companies with revenues
primarily   generated  in  relation  to   technology   products  and   services.
Technology-related  industries  include the computer,  software,  communications equipment and services,  semi-conductor,  healthcare,  biotechnology and defense and aerospace industries.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.

Permitted Investments
Under normal market conditions, we invest:

o  primarily  in  equity  securities  of  companies   operating   (organized  or
headquartered)  in at least three countries,  including the U.S.; o up to 50% of total  assets  in  foreign  securities;  o up to 25% of total  assets in any one foreign country,  although investments in Japan may exceed this limitation; o in issuers with an average market  capitalization of $500 million or more, although we may invest up to 15% of total assets in
     equity securities of issuers with market capitalization below $100 million; and
o    in equity securities  including common stocks, and preferred stocks, and in
     warrants,   convertible  debt  securities,   American  Depositary  Receipts
     ("ADRs"),    Government   Depositary   Receipts   ("GDRs")   (and   similar
     instruments),  shares of other mutual funds,  and regular shares of foreign companies  traded  and  settled  on  U.S.  exchanges  and  over-the-counter markets.

We may hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and forward foreign currency contracts.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. We may also, for temporary defensive purposes, invest without limit in cash, short-term debt and equity securities of U.S. companies when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of long term capital appreciation.

Important Risk Factors
The Fund reserves the right to concentrate its investments in a single industry or industries, typically technology and technology-related companies. In the past, technology common stocks have experienced extreme price and volume fluctuations that have often been unrelated to the operating performance of such companies, and a portfolio invested in these securities has a higher degree of risk associated with it than more broadly invested equity funds. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which it invests.

Because the Fund focuses its investments in technology companies, it will be more susceptible than more diversified funds to market and other conditions affecting technology companies. In the past, technology common stocks have experienced extreme price and volume fluctuations that have often been unrelated to the operating performance of such companies, and a portfolio invested in these securities has a higher degree of risk associated with it than more broadly invested equity funds. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Larger investments in any single country would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

You should consider the "Summary of Important Risks" section on page 4, the "General Investment Risks" section beginning on page 11, and the specific risks listed here. They are all important to your investment choice.





General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 4. Other risks of mutual fund investing include the following:

o Unlike bank deposits,  such as CDs or savings  accounts,  mutual funds are not insured  by the FDIC.  o We cannot  guarantee  that we will meet our  investment objectives.
o    We do not guarantee the  performance  of a Fund, nor can we assure you that the market value of your  investment  will not  decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is known as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    The  Technology  Fund  invests  in  smaller  companies,  foreign  companies
     (including  investments  made through ADRs and similar  instruments) and is subject to additional  risks,  including  less  liquidity and greater price volatility.  A Fund's investment in foreign  securities may also be subject to special risks associated with international  trade,  including currency, political, regulatory and diplomatic risk.
o    The Funds may also use certain derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Concentration Risk -- The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

General Investment Risks (Cont'd)

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment  practice,  such as lending portfolio
securities  or  engaging  in  forward   commitment  or  when  issued  securities
transactions,  may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk -- The risk that, because the proportion of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.







General Investment Risks (Cont'd)

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund.
See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment
Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

Remember,   the  Fund  is  designed  to  meet  different  investment  needs  and objectives.

                                                                       ---
                                                                         TECHNOLOGY
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
The ability to borrow from banks for temporary  Leverage Risk o purposes to meet shareholder redemptions.
                                                                       ---
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments  with interest  rates that are adjusted  Interest Rate o either on a schedule or when an index or and Credit Risk benchmark changes.
--------------------------------------------------- ------------------ ---





General Investment Risks (Cont'd)

                                                                       ---
                                                                         TECHNOLOGY
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Foreign Securities
Equity securities issued by a non-U.S. company or   Information,
debt securities of a non-U.S. company foreign       Political,         o
government.  Foreign securities may also be         Regulatory,
emerging market securities, which are subject to    Diplomatic,
the same risks, but to a higher degree.             Liquidity and
                                                    Currency Risk
--------------------------------------------------- ------------------ ---




--------------------------------------------------- ------------------ ---
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later   Interest Rate,     o
date or bought or sold for a fixed price at a       Leverage, Credit
fixed date.                                         and
                                                    Experience Risk
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Illiquid Securities
A security that cannot be readily sold, or cannot Liquidity Risk be readily sold without negatively affecting its o fair price. Limited to 15% of total assets.
                                                                       ---
--------------------------------------------------- ------------------ ---
Loans of Portfolio Securities
The practice of loaning  securities  to brokers,  Credit,  dealers and financial institutions to increase  Counter-Party o return on those securities.  Loans may be made up and Leverage  Risk to  Investment  Company of 1940 limits  (currently one-third of total assets including the value of collateral received).
                                                                       ---
--------------------------------------------------- ------------------ ---
Options
The right or obligation to receive or deliver a     Credit,
security or cash payment depending on the           Information        o
security's price or the performance of an index     and Liquidity
or benchmark.  Types of options used may            Risk
include:  options on securities, options on a
stock index, stock index futures and options on
stock index futures to protect liquidity and
portfolio value.
                                                                       ---
--------------------------------------------------- ------------------ ---
Other Mutual Funds
A pro rata portion of the other fund's expenses,  Market Risk in addition to the expenses paid by the Fund, may o be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---




General Investment Risks (Cont'd)

                                                                       ---
                                                                         TECHNOLOGY
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A transaction in which the seller of a security     Credit and         o
agrees to buy back a security at an agreed upon     Counter-Party
time and price, usually with interest.              Risk
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities  that are not publicly traded but which Liquidity Risk may or may not be resold in accordance with Rule o 144A under the Securities Act of 1933.
--------------------------------------------------- ------------------ ---
Small Company  Securities  Market,  The risk that investments in small companies may Experience and o be more volatile than  investments in larger Liquidity Risk companies.
--------------------------------------------------- ------------------ ---





Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment
Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.






Organization and Management of the Fund (Cont'd)



      ------------------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      ------------------------------------------------------------------------------------
                               Supervises the Fund's activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Wells Fargo Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th Street & Marquette, Minneapolis, MN
      Manages the Fund' investment               Provides safekeeping for the Fund'
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                               Dresdner RCM Global Investors LLC
                                   Four Embarcadero Center,
                                       San Francisco, CA
                           Manages the Fund's investment activities


      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Fund     Manages the             Quincy, MA              Provide
      and distributes      Funds' business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   paying of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------








Organization and Management of the Fund (Cont'd)

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells
Fargo & Company,  a national bank holding  company.  As of March 31, 2000, Wells
Fargo Bank and its affiliates provided advisory services for over $131 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Dresdner  RCM Global  Investors  LLC  ("Dresdner"),  an  indirect  wholly  owned subsidiary  of Dresdner Bank AG, is the  sub-advisor  for the  Technology  Fund.
Dresdner  provides   investment   supervisory   services  to  institutional  and
individual  clients  and,  as of March 31,  2000,  managed  over $51  billion in assets.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.





A Choice of Share Classes
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus: o
Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

o Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

o Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes of a single fund is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are similar to Class B shares,  with some important  differences.
Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of more than $250,000 are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each class of the Technology Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you  choose to buy Class A shares,  you will pay the  Public  Offering  Price
("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.







---------------------------------------------------------------------------------------
                       CLASS A SHARES LISTED IN THIS PROSPECTUS
                      HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
------------------------------ ---------------------------- ---------------------------
                                     FRONT-END SALES             FRONT-END SALES
                                       CHARGE AS %                 CHARGE AS %
           AMOUNT                       OF PUBLIC                   OF AMOUNT
         OF PURCHASE                 OFFERING PRICE                  INVESTED
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
Less than $50,000                         5.75%                       6.10%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$50,000 to $99,999                        4.75%                       4.99%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$100,000 to $249,999                      3.75%                       3.90%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$250,000 to $499,999                      2.75%                       2.83%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$500,000 to $999,999                      2.00%                       2.04%
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------
$1,000,000 and over1                      0.00%                       0.00%
------------------------------ ---------------------------- ---------------------------


1We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval.  Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:


---------------------------------------------------------------------------------------------
                       CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                            THE FOLLOWING SALES CHARGE SCHEDULE:
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------
REDEMPTION     1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS    8 YEARS
WITHIN
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------
--------------                                                          ---------- ----------
CDSC           5.00%   4.00%    3.00%     3.00%     2.00%     1.00%     0.00%      A shares
-------------- ------- -------- --------- --------- --------- --------- ---------- ----------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.


Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.







Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

o You pay no sales charges on Fund shares you buy with reinvested distributions.
o You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
o By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
o Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load
     Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.
o You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee,  may also tell us to extend volume discounts, including  the  reductions  offered  for rights of  accumulation  and letters of intent, to include purchases made by:

o a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate; o a trustee or fiduciary purchasing for a single fiduciary relationship; or o the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940, as amended
     ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

  How a Letter of Intent Can Save You Money!
  If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Class B and Class C Share CDSC Reductions:
o You pay no CDSC on Funds shares you purchase with reinvested distributions.
o We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans.
     (See your retirement plan disclosure for details.)

Reduced Sales Charges (Cont'd)

o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
o We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
o    We waive  the Class B share  CDSC for  withdrawals  made by former  Norwest
     Advantage Fund shareholders in certain qualified accounts up to certain units. (See the Statement of Additional Information for further details.)
o We waive Class C share CDSC for certain types of accounts.

For Class B shares  purchased  after May 18, 1999 for former  Norwest  Advantage
Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, or after September 17, 1999, for all other shareholders, no CDSC is imposed on withdrawals that meet all of the following circumstances:
o    withdrawals are made by participating in the Systematic Withdrawal Plan;
o withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic
     Withdrawal Plan; and
o    you must participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV: o Current and retired employees, directors and officers of:
o Wells Fargo Funds and its affiliates; o Wells Fargo Bank, Norwest Bank and their affiliates; o Stephens and its affiliates; o Broker-Dealers who act as selling agents; and o Certain service providers to the Wells Fargo Funds. o and the families of any of the above. Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 for the Class B and Class C shares of the Technology Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The Class B and Class C shares each pay 0.75% of average daily net assets on an annual basis.

These fees are paid out of the Fund' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.







EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You may make exchanges between like share classes. You may also exchange from any Class C shares into the Money Market Fund Class A shares.
     Exchanged shares retain any applicable CDSC upon redemption.
o You should carefully read the Prospectus for the Fund into which you wish to exchange.
o Every exchange involves selling Fund shares and such sale may produce a capital gain or loss for federal income tax purposes. o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions. o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Fund involved. o Exchanges between Class B shares and the Wells Fargo Money
Market Fund Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new
     Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class. o In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the fund, the fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.
o We reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.







Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices.
     See the Statement of Additional Information for further information.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
o    The Fund is open for  business  on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
o By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment); o Through a brokerage account with an approved selling agent; or o Through certain retirement, benefits and pension plans, or through certain packaged investment products
(please see the providers
     of the plan for instructions).

Minimum Investments
o $1,000 per Fund minimum initial investment; or o $100 per Fund if you use the Systematic Purchase Program; and o $100 per Fund for all investments after your first.

  We may waive the minimum for the Fund you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.





Your Account (Cont'd)

                                HOW TO BUY SHARES
The following  section explains how you can buy shares directly from Wells Fargo
Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

----------------------------------------------------------------------------------------
BY MAIL
----------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
                                                              --------------------------
-------------------------------------------------------------
Complete a Wells Fargo Funds Application.  Be sure to indicate the Fund name and the share  class  into  which you  intend to  invest.  Failure  to  complete  an
Application properly may result in a delay in processing your request. Mail to:
-------------------------------------------------------------
Enclose a check for at least $1,000 made out in the full      Wells Fargo Funds
name and share class of the Fund.  For example, "Technology   PO Box 8266
Fund, Class B."                                               Boston, MA
                                   02266-8266
-------------------------------------------------------------
You may start your account with $100 if you elect the  Systematic  Purchase Plan option on the Application.
------------------------------------------------------------- --------------------------

-------------------------------------------------------------
                                                              --------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------- --------------------------
Make a check payable to the full name and share class of      Mail to:
your Fund for at least $100.  Be sure to write your account   Wells Fargo Funds
number on the check as well.                                  PO Box 8266
                                   Boston, MA
-------------------------------------------------------------
Enclose the payment stub/card from your statement if 02266-8266 available.
------------------------------------------------------------- --------------------------

























Your Account (Cont'd)

----------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
                                                              --------------------------
-------------------------------------------------------------
If you do not currently have an account, complete a Wells     Mail Application to:
Fargo Funds Application.  You must wire at least $1,000.      Wells Fargo Funds
Be sure to indicate the Fund name and the share class into    P.O. Box 8266
which you intend to invest.                                   Boston, MA
                                   02266-8266
-------------------------------------------------------------
Mail the completed Application.
-------------------------------------------------------------
You must first call BFDS at  1-800-222-8222  to notify them of an incoming  wire trade.
-------------------------------------------------------------
                                 Wire money to:
                                                              Wells Fargo Funds
                                                              c/o State Street Bank
                                     & Trust
                                   Boston, MA

                                                              Bank Routing Number:
                                 ABA 011 000028

                                                              Wire Purchase Account
                                     Number:
                                   9905-437-1

                                   Attention:
                                                              Wells Fargo Funds (Name
                                                              of Fund and Share Class)

                                  Account Name:
                                                              (Registration Name
                                                              Indicated on Application)
                                                              --------------------------






















===================================================================================
Your Account (Cont'd)
===================================================================================

------------------------------------------------------------- --------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------- --------------------------
Instruct your wiring bank to transmit at least $100           Wire to:
according to the instructions given to the right.  Be sure    Wells Fargo Funds
to have the wiring bank include your current account number   c/o State Street Bank
and the name your account is registered in.                     & Trust
                                   Boston, MA
-------------------------------------------------------------

                                                              Bank Routing Number:
                                 ABA 011 000028

                                                              Wire Purchase Account
                                     Number:
                                   9905-437-1

                                   Attention:
                                                              Wells Fargo Funds (Name
                                                              of Fund and Share Class)

                                  Account Name:
                                                              (Registration Name
                                                              Indicated on Application)
                                                              --------------------------
































Your Account (Cont'd)

----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
                                                              --------------------------
-------------------------------------------------------------
You can only make your first  purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.
                                                              Call:
-------------------------------------------------------------
Call Investor Services and instruct the representative to     1-800-222-8222
either:
o    transfer at least $1,000 from a linked settlement
     account, or
o    exchange at least $1,000 worth of shares from an existing Wells Fargo Fund.
     Please see "How to Exchange Shares" section for special rules.
                                                              --------------------------
-------------------------------------------------------------

------------------------------------------------------------- --------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
------------------------------------------------------------- --------------------------
Call Investor Services and instruct the representative to     Call:
either:                                                       1-800-222-8222
o    transfer at least $100 from a linked settlement
     account, or
o    exchange at least $100 worth of shares from another Wells Fargo Fund.
------------------------------------------------------------- --------------------------

                                HOW TO SELL SHARES
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling
Agent.

----------------------------------------------------------------------------------------
BY MAIL
----------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
------------------------------------------------------------- --------------------------
Write a letter stating your account registration,  your account number, the Fund you wish to redeem and the dollar  amount ($100 or more) of the  redemption  you wish to receive (or write "Full Redemption").
-------------------------------------------------------------
Make sure all the account owners sign the request.
-------------------------------------------------------------
You may request that  redemption  proceeds be sent to you by Mail to: check,  by
ACH  transfer  into a bank  account,  or by wire.  Wells Fargo Funds Please call
Investor Services  regarding  requirements for PO Box 8266 linking bank accounts or for wiring funds. We reserve the Boston,  MA right to charge a fee for wiring funds although it is not 02266-8266 currently our practice to do so.
-------------------------------------------------------------
Signature  Guarantees are required for mailed redemption  requests over $50,000, or if the address on your account was changed  within the last 60 days.  You can get a signature guarantee at financial  institutions such as a bank or brokerage house. We do not accept notarized signatures.
------------------------------------------------------------- --------------------------











Your Account (Cont'd)

----------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------
Call Investor  Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.
-------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
-------------------------------------------------------------
You may request that  redemption  proceeds be sent to you by check,  by transfer into an ACH-linked  bank  account,  or by wire.  Please call  Investor  Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is Call:
not currently our practice to do so.                          1-800-222-8222
-------------------------------------------------------------
Telephone  privileges  are  automatically  made  available  to  you  unless  you specifically decline them on your Application or subsequently in writing.
-------------------------------------------------------------
Phone  privileges  allow  us  to  accept  transaction   instructions  by  anyone
representing   themselves  as  the  shareholder  and  who  provides   reasonable
confirmation  of their identity,  such as providing the Taxpayer  Identification
Number on the  account.  We will not be liable  for any  losses  incurred  if we follow telephone instructions we reasonably believe to be genuine.
-------------------------------------------------------------
Telephone  requests  are not accepted if the address on your account was changed by phone in the last 30 days.
------------------------------------------------------------- --------------------------

----------------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
We determine the NAV of the Fund each day as of the close of regular  trading on the NYSE, which is generally 1:00 p.m. (Pacific  time)/3:00 p.m. (Central time).
If any of the markets for the Fund close early,  the Fund may close  early,  and may value its shares at earlier times under these circumstances.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
----------------------------------------------------------------------------------------
We will  process  requests  to sell shares at the first NAV  calculated  after a request in proper form is received.  Requests  received  before the cutoff times are processed on the same business day.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
If your  purchased  shares through a packaged  investment  product or retirement plan,  read the directions  for selling shares  provided by the product or plan.
There  may be  special  requirements  that  supersede  the  directions  in  this
Prospectus.
----------------------------------------------------------------------------------------
We  reserve  the  right  to  delay  payment  of a  redemption  so that we may be reasonably  certain that investments  made by check or Systematic  Purchase Plan have  been  collected.  Payments  of  redemptions  also  may  be  delayed  under extraordinary  circumstances  or as  permitted  by the SEC in order  to  protect remaining shareholders.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Generally,  we pay redemption requests in cash, unless the redemption request is for  more  than  $250,000  or 1% of the  net  assets  of the  Fund  by a  single shareholder  over any ninety-day  period.  If a request for a redemption is over these limits,  it may be to the detriment of existing  shareholders  to pay such redemption  in  cash.  Therefore,  we may pay all or part of the  redemption  in securities of equal value.
----------------------------------------------------------------------------------------






Additional Services and Other Information

Automatic Programs
These programs help you  conveniently  purchase and/or redeem shares each month.
Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase and specify an amount of at least $100.

o Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo
     Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares.
     This feature may not be available for certain types of accounts.

o Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
o must have a Fund account valued at $10,000 or more; o must have your distributions reinvested; and o may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your
instructions.   It  generally   takes  about  five  days  to  change  or  cancel
participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions
The Fund in this Prospectus pay any dividends and capital gains distributions at least annually.

We offer the following distribution options:

o    Automatic  Reinvestment  Option - Lets you buy new shares of the same class of the Fund that generated the distributions.  The new shares are purchased
     at  NAV  generally  on  the  day  the  income  is  paid.   This  option  is
     automatically assigned to your account unless you specify another plan.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.
o Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.


  Additional Services and Other Information (Cont'd)

o    Directed  Distribution Purchase Option - Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


Remember, distributions have the effect of reducing the NAV per share by the amount distributed.


  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute  for careful tax planning.  You should consult your tax  advisor  about  your  specific  tax  situation.  Federal  income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from the Fund attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.

  Backup Withholding
  The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.







Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share.
This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."
Glossary (Cont'd)

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA  securities  are known as "Fannie Maes" are issued by the Federal  National
Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Glossary (Cont'd)

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Price-to-Earnings Ratio
The ratio between a stock's  price and its  historical,  current or  anticipated
earnings.   Low  ratios  typically  indicate  a  high  yield.  High  ratios  are characteristic of growth stocks which generally have low current yields.

Public Offering Price ("POP") The NAV with the sales load added.


Glossary (Cont'd)

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

Weighted-Average Maturity
The  average   maturity   for  the  debt   securities   in  a  portfolio   on  a
dollar-for-dollar basis.






WELLS FARGO FUNDS

You may wish to review the following document:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

This document is available free of charge: Call 1-800-222-8222, or Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)


Additional services questions can be answered by calling your specific product group at Wells Fargo Bank: Wells Fargo Checking and Savings: 1-800-869-3557
Next Stage IRA or Stagecoach IRA:  1-800-237-8472
Portfolio Advisor - 1-877-689-7882



========================= --------------------------------------------------
ICA Reg. No. 811-09253    NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  WFFT T P (7/00)
                          --------------------------------------------------





                                                    26
                                                   JULY 24, 2000


             Wells Fargo Stock Funds
                  Prospectus


                           Please  read this  Prospectus  and keep it for future
                           reference.   It  is  designed  to  provide  you  with
                           important  information  and to help you decide if the
                           Funds goals match your own.

Nasdaq 100 Tilt Fund       These securities have not been approved
          Class O          or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"),
                           nor has the SEC passed upon the
                           accuracy or adequacy of this Prospectus.
                           Any representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN INVESTMENT  IN THE FUND INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.





TABLE OF CONTENTS

Overview                              Objective and Principal
                                         Strategy
This section contains                 Summary of Important Risks
important summary                     Summary of Expenses
information about the                 Key Information
Fund.

The Fund
                                      Nasdaq 100 Tilt Fund
This section contains                 General Investment Risks
important information                 Organization and Management
about the Fund.                          of the Fund


Your Investment
                                      Your Account
Turn to this  section  for How to Buy Shares  information  on how to How to Sell
Shares open an account and how How to Exchange  Shares to buy, sell and exchange
Fund shares.



Reference                             Additional Services and
                                         Other Information
Look here for                         Glossary
additional information
and term definitions






Nasdaq 100 Tilt Fund Overview

See the individual Fund description in this Prospectus for further details.

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in Nasdaq listed securities that are experiencing positive earnings estimate revisions and price momentum, and that we believe are likely to report positive earnings above market expectations. We evaluate companies primarily based on these measures to determine our stock selection and weighting strategy.





Summary of Important Risks

   This section summarizes important risks for the Fund described in this Prospectus. Additional information about these and other risks is included in:

o the individual Fund Description later in this Prospectus; o under the "General
Investment Risks" section beginning on page 11; and o in the Fund's Statement of Additional Information.

   An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.

   Common Risks for the Fund

   Equity Securities. The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stock and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. The Fund invests in foreign companies (including investments made through American
   Depositary Receipts and similar instruments), which are subject to additional risks, including less liquidity and greater price volatility. The Fund's investment in foreign companies is also subject to special risks associated with international investing, including currency, political, regulatory, information and diplomatic risks.

   Fund-Specific Risks

   Nasdaq 100 Tilt Fund
   The Fund  invests a  relatively  high  percentage  of its assets in a limited number of issuers and is therefore considered to be non-diversified. The Fund
   invests  in  securities  of  technology   companies,   and  concentrates  its
   investments  in a single  industry or group of industries  within the sector.
   Technology  company stocks are highly volatile,  and a portfolio  invested in these  securities  has a higher degree of risk  associated  with it than more broadly invested equity funds.  Non-diversified funds are more susceptible to financial,  market or economic  events  affecting the particular  issuers and industry sectors in which it invests.





   Performance History

   This Fund has been in operation for less than one calendar year, therefore no performance information is shown.







  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

---------------------------------------------- --------------------------


Shareholder Fees                                 Nasdaq 100 Tilt Fund
                                               --------------------------
                                                        Class O
----------------------------------------------
                                               --------------------------
Maximum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                             None
---------------------------------------------- --------------------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of the Net    None
  Asset Value ("NAV") at purchase or the NAV
  at redemption)
---------------------------------------------- --------------------------


------------------------------- -----------------------

                                 Nasdaq 100 Tilt Fund
                                -----------------------
                                -----------------------
                                       Class O
-------------------------------
                                -----------------------
Management Fee                          0.75%
------------------------------- -----------------------
------------------------------- -----------------------
Distribution (12b-1) Fee                0.00%
------------------------------- -----------------------
Other Expenses3                         0.83%
------------------------------- -----------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES                             1.58%
------------------------------- -----------------------
Fee Waivers4                            0.18%
------------------------------- -----------------------
NET EXPENSES                            1.40%
------------------------------- -----------------------






Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------- ----------------------------------

                          Nasdaq 100 Tilt Fund
                    ----------------------------------
                    ----------------------------------
                                 Class O
-------------------
                    ----------------------------------
1 YEAR                            $143
------------------- ----------------------------------
3 YEARS                           $481
------------------- ----------------------------------






Key Information

Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategy descriptions for the Fund tell you: o what the Fund is trying to achieve; and o how we intend to invest your money.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.





Nasdaq 100 Tilt Fund

Investment Adviser:  Wells Fargo Bank, N.A.

Investment Sub-Adviser:

Investment Objective

The Nasdaq 100 Tilt Fund seeks long term capital appreciation.

Investment Strategies
We invest our assets in a selection of 70-80 Nasdaq listed common stocks that we believe represents the best opportunities for optimal performance, and employ an investment strategy that optimizes a security's representation on the Index based on performance projections and analysis of fundamental security data. A majority of our assets will be invested in securities normally found on the Nasdaq 100 Index.

The Nasdaq 100 Index reflects Nasdaq's largest companies across major industry groups, primarily from the technology sector, including computer hardware
(38.7%), computer software (33.6%), telecommunications (18.3%), retail/wholesale trade (3.4%), biotechnology (3.2%), services (1.3%), and healthcare (0.7%).
(These  percentages  are Nasdaq 100 Index  representation  as of June 30, 2000.)
Eligibility criteria for the Nasdaq 100 Index includes minimum trading volumes, trading history on Nasdaq or another exchange, and for foreign securities, minimum market capitalization requirements. Nasdaq quarterly adjusts the stocks listed in the Nasdaq 100 Index based on these and other criteria.

Permitted Investments
Under normal market conditions, we invest:

o in a non-diversified portfolio of common stocks selected primarily from securities listed on the Nasdaq 100 Index; o in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and o in index swaps.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its objective of long term capital appreciation.

Important Risk Factors
The Fund reserves the right to concentrate its investments in a single industry or industries in which the Nasdaq 100 Index may be concentrated, typically technology and technology-related companies. In the past, technology common stocks have experienced extreme price and volume fluctuations that have often been unrelated to the operating performance of such companies, and a portfolio invested in these securities has a higher degree of risk associated with it than more broadly invested equity funds. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which it invests.

There can be no assurance that our stock selection and investment strategy will be successful in outperforming the Nasdaq 100 Index. Our ability to outperform the Nasdaq 100 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.





General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 4. Other risks of mutual fund investing include the following:

o Unlike bank deposits,  such as CDs or savings  accounts,  mutual funds are not insured  by the FDIC.  o We cannot  guarantee  that we will meet our  investment objectives.
o    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your  investment  will not  decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    The Fund may also use certain  derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Concentration Risk -- The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

General Investment Risks (Cont'd)

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment  practice,  such as lending portfolio
securities  or  engaging  in  forward   commitment  or  when  issued  securities
transactions,  may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk -- The risk that, because the proportion of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.






General Investment Risks (Cont'd)

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not already discussed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.


                                                                       ---
                                                                         NASDAQ 100 TILT
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
The ability to borrow from banks for temporary  Leverage Risk o purposes to meet shareholder redemptions.
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments  with interest  rates that are adjusted  Interest Rate o either on a schedule or when an index or and Credit Risk benchmark changes.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Foreign Securities
Equity securities issued by a non-U.S. company or   Information,
debt securities of a foreign government in the      Political,         o
form of an American Depository Receipt or similar   Regulatory,
investment.  Foreign securities may also be         Diplomatic,
emerging market securities, which are subject to    Liquidity and
the same risks, but to a higher degree.             Currency Risk
--------------------------------------------------- ------------------ ---




--------------------------------------------------- ------------------ ---
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later   Interest Rate,     o
date or bought or sold for a fixed price at a       Leverage, Credit
fixed date.                                         and
                                                    Experience Risk
--------------------------------------------------- ------------------ ---





General Investment Risks (Cont'd)

                                                                       ---
                                                                         NASDAQ 100 TILT
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Illiquid Securities
A security that cannot be readily sold, or cannot Liquidity Risk be readily sold without negatively affecting its o fair price. Limited to 15% of total assets.
                                                                       ---
--------------------------------------------------- ------------------ ---
Loans of Portfolio Securities
The practice of loaning  securities  to brokers,  Credit,  dealers and financial institutions to increase  Counter-Party o return on those securities.  Loans may be made up and Leverage Risk to Investment Company Act of 1940 limits (currently one-third of total assets including the value of the collateral received).
                                                                       ---
--------------------------------------------------- ------------------ ---
Options
The right or obligation to receive or deliver a     Credit,
security or cash payment depending on the           Information        o
security's price or the performance of an index     and Liquidity
or benchmark.  Types of options used may            Risk
include:  options on securities, options on a
stock index, stock index futures and options on
stock index futures to protect liquidity and
portfolio value.
                                                                       ---
--------------------------------------------------- ------------------ ---
Other Mutual Funds
A pro rata portion of the other fund's expenses,  Market Risk in addition to the expenses paid by the Fund, o will be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities that are not publicly traded but which   Credit and         o
may or may not be resold in accordance with Rule    Counter-Party
144A under the Securities Act of 1933.              Risk
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A  transaction  in which the seller of a security  Liquidity  Risk agrees to buy back a security at an agreed upon o time and price, usually with interest.
--------------------------------------------------- ------------------ ---




Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment
Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.





Organization and Management of the Fund (Cont'd)



      ------------------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      ------------------------------------------------------------------------------------
                               Supervises the Fund's activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Wells Fargo Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th Street & Marquette, Minneapolis, MN
      Manages the Fund's investment              Provides safekeeping for the Fund's
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                                [Barclays Global Fund Advisors
                             45 Fremont Street, San Francisco, CA]
                                 Manages the Fund's investment
                                          activities
      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Fund,    Manages the             Quincy, MA              Provide
      and distributes      Fund's business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   paying of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------








Organization and Management of the Fund (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid in an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo &
Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates provided advisory services for over [$131] billion in assets.
For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.75% of the average annual net assets of the Fund.

The Sub-Advisor
[Barclays Global Fund Advisors  ("BGFA"),  a wholly owned subsidiary of Barclays
Global Investors, N.A. ("BGI"), is the sub-advisor for the Nasdaq 100 Tilt Fund.
In this capacity, it is responsible for the model that is used to determine portfolio weightings and the selection of securities for the portfolio. As of June 30, 2000, BGI managed or provided investment advice for assets aggregating in excess of [$738] billion.]

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.






Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the class.
     The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further information.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m.
     (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.
o    The Fund is open for  business  on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

How to Buy Shares

You Can Buy Fund Shares
o Through a brokerage  account  established  with an approved  selling  agent. o
Through certain retirement, benefits and pension plans, or
o through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments
o    $1,000 minimum initial investment; and
o    $100 for all subsequent investments.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you invest.






How to Sell Shares

Please consult the specific disclosure statements for the account through which you have purchased Fund shares for additional information on selling Fund shares.

o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

How to Exchange Shares

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You may make exchanges between like share classes.
o You should carefully read the Prospectus for the Fund into which you wish to exchange.
o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes. o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions. o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
o We reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
o In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.







Additional Services and Other Information

Automatic Programs
Automatic programs help you conveniently purchase and/or redeem shares each month, check with your selling agent for more information.

Dividend and Capital Gain Distributions
The Fund pays any dividends and capital gains distributions at least annually.

Consult with your selling agent regarding distribution options:

o    Automatic  Reinvestment  Option - Lets you buy new shares of the same class of the Fund that generated the distributions.  The new shares are purchased
     at  NAV  generally  on  the  day  the  income  is  paid.   This  option  is
     automatically assigned to your account unless you specify another option.
o    Directed Distribution Purchase Option - Lets you buy shares of a different Wells Fargo Fund of the same

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.





  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute  for careful tax planning.  You should consult your tax  advisor  about  your  specific  tax  situation.  Federal  income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from the Fund attributable to its income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.

  Backup Withholding
  The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks.  The stocks underlying ADRs are typically held in bank vaults.  The ADR's owner is entitled to any capital gains or dividends.  ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share.
This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Glossary (Cont'd)

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Liquidity
The ability to readily sell a security at a fair price.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Nasdaq 100 Index
Index of the 100 largest  companies listed on the Nasdaq Stock Market.  The list is updated quarterly,  and companies on this index are typically  representative
of  technology-related   industries  such  as  computer  hardware  and  software
products,  telecommunications,   biotechnology,  services  and  retail/wholesale
trade.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Glossary (Cont'd)

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.







YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266; or

Visit the SEC's web site at
http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room, Washington, DC  20549-6009
Call:  1-800-SEC-0330 for details

Additional services questions can be answered by calling your specific product group at Wells Fargo Bank: Online Brokerage Services - 1-800-TRADERS (872-3377)
Wells Fargo  Checking and Savings:  1-800-869-3557  Next Stage IRA or Stagecoach
IRA: 1-800-237-8472 Portfolio Advisor - 1-877-689-7882





                          --------------------------------------------------
ICA Reg. No. 811-09253    NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  WFFT OP (7/00)
                          --------------------------------------------------





                                                    26
                                                        JULY 24, 2000


             Wells Fargo Tax-Free Funds
                  Prospectus


                           Please  read this  Prospectus  and keep it for future
                           reference.   It  is  designed  to  provide  you  with
                           important  information  and to help you decide if the
                           Funds goals match your own.

Nebraska Tax-Free Fund     These securities have not been approved
   Institutional Class     or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"),
                           nor has the SEC passed upon the
                           accuracy or adequacy of this Prospectus.
                           Any representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN INVESTMENT  IN THE FUND INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.





TABLE OF CONTENTS

Overview                              Objective and Principal
                                         Strategy
This section contains                 Summary of Important Risks
important summary                     Summary of Expenses
information about the                 Key Information
Fund.

The Fund                              Nebraska Tax-Free Fund
                                      General Investment Risks
This section contains Organization and Management important information of the Fund about the Fund.


Your Investment                       Your Account
                                         How to Buy Shares
Turn  to  this  section  for How to  Sell  Shares  information  on how to How to
Exchange Shares open an account and how to buy, sell and exchange Fund shares.



Reference                             Other Information
                                      Glossary
Look here for
additional information
and term definitions






Nebraska Tax-Free Fund Overview

See the individual Fund description in this Prospectus for further details.

Objective
Seeks current income exempt from federal income tax and Nebraska personal income tax.

Principal Strategy
We invest primarily in investment grade Nebraska municipal securities of varying maturities.





Summary of Important Risks

   This section summarizes important risks for the Fund described in this Prospectus. Additional information about these and other risks is included in:

o the individual Fund Description later in this Prospectus; o under the "General
Investment Risks" section beginning on page 11; and o in the Fund's Statement of Additional Information.

   An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.


   The Fund invests in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations.
   Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

   The  Fund  may   invest   in   municipal   obligations   that   rely  on  the
   creditworthiness  or revenue  production of their issuers or ancillary credit enhancement  features.  Municipal  obligations  may be  difficult  to  obtain because of limited supply, which may increase the cost of such securities and effectively  reduce the portfolio's  yield.  Typically,  less  information is available  about a  municipal  issuer  than is  available  for other types of securities issuers.

   Although we strive to invest in municipal obligations and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

   Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

   The Fund is  considered  to be  non-diversified  according to the  Investment
   Company Act of 1940, as amended ("1940 Act").  The majority of the issuers of
   the  securities  in  the  Fund's   portfolio  are  located  within  Nebraska.
   Non-diversified,  geographically  concentrated funds are riskier than similar
   funds  that  are  diversified  or  spread  their   investments  over  several
   geographic  areas.  Default by a single  security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.


Fund-Specific Risks

   Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to effect the Fund's investments. The Nebraska economy is primarily based on agriculture and agricultural processing. but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

   The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. We may invest 25% or more of our assets in Nebraska municipal securities that are related in such a way that political, economic or business developments effecting one obligation would effect others.






   Performance History

   This Fund has been in operation for less than one calendar year, therefore no performance information is shown.






Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

---------------------------------------------- --------------------------


Shareholder Fees                               Nebraska Tax-Free Fund
                                               --------------------------
                                               Institutional Class
----------------------------------------------
                                               --------------------------
Maximum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                             None
---------------------------------------------- --------------------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of the Net    None
  Asset Value ("NAV") at purchase or the NAV
  at redemption)
---------------------------------------------- --------------------------


------------------------------- -----------------------

                                  Nebraska Tax-Free
                                         Fund
                                -----------------------
                                -----------------------
                                 Institutional Class
-------------------------------
                                -----------------------
Management Fee                          0.50%
------------------------------- -----------------------
------------------------------- -----------------------
Distribution (12b-1) Fee                0.00%
------------------------------- -----------------------
Other Expenses5                         0.54%
------------------------------- -----------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES                             1.04%
------------------------------- -----------------------
Fee Waivers6                            0.21%
------------------------------- -----------------------
NET EXPENSES                            0.83%
------------------------------- -----------------------


Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------- ----------------------------------

                         Nebraska Tax-Free Fund
                    ----------------------------------
                    ----------------------------------
                           Institutional Class
-------------------
                    ----------------------------------
1 YEAR                            $ 85
------------------- ----------------------------------
3 YEARS                           $310
------------------- ----------------------------------





Key Information

Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategy descriptions for the Fund tell you: o what the Fund is trying to achieve; and o how we intend to invest your money.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.





Nebraska Tax-Free Fund

Portfolio Managers:            Mark Walter
                                            Patricia D. Hovanetz, CFA

Investment Objective
The Nebraska Tax-Free Fund seeks current income exempt from federal income taxes and Nebraska personal income tax.

Investment Strategies
We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. We invest primarily in a portfolio of investment grade municipal securities.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Nebraska personal income tax; o up to 20% of net assets in securities whose income is subject to the federal AMT; and o in municipal obligations rated in the four highest credit categories by NRROs, and in securities deemed by the advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes and Nebraska personal income taxes.

Important Risk Factors

Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to effect the Fund's investments. The Nebraska economy is primarily based
on  agriculture  and  agricultural  processing.   but  has  become  increasingly
diversified  with relatively  steady growth in the  manufacturing,  services and finance,  insurance and real estate  industries.  While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes  in  agricultural  conditions  such  as  the  weather,  fluctuations  in
commodity  markets,  world  agricultural  production,   import  and  export  and
decreases in federal agriculture subsidy and support programs.

The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. We may invest 25% or more of our assets in Nebraska municipal securities that are related in such a way that political, economic or business developments effecting one obligation would effect others.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 4; the "General Investment Risks" section beginning on page 9; and the specific risks listed here. They are all important to your investment choice.





General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 4. Other risks of mutual fund investing include the following:

o Unlike bank deposits,  such as CDs or savings  accounts,  mutual funds are not insured  by the FDIC.  o We cannot  guarantee  that we will meet our  investment objective.
o    We do not guarantee the performance of the Fund, nor can we assure you that the market value of your  investment  will not  decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    The Fund may also use certain  derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

We carefully monitor investment practices and risk levels and make every attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment  practice,  such as lending portfolio
securities  or  engaging  in  forward   commitment  or  when  issued  securities
transactions,  may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.


General Investment Risks (Cont'd)

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.






General Investment Risks (Cont'd)

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not already described in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.


                                                                       ---
                                                                         NEBRASKA TAX-FREE
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
The ability to borrow from banks for temporary  Leverage Risk o purposes to meet shareholder redemptions.
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments  with interest  rates that are adjusted  Interest Rate o either on a schedule or when an index or and Credit Risk benchmark changes.
--------------------------------------------------- ------------------ ---




--------------------------------------------------- ------------------ ---
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later   Interest Rate,     o
date or bought or sold for a fixed price at a       Leverage, Credit
fixed date.                                         and
                                                    Experience Risk
--------------------------------------------------- ------------------ ---





General Investment Risks (Cont'd)

                                                                       ---
                                                                         NEBRASKA TAX-FREE
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Illiquid Securities
A security that cannot be readily sold, or cannot Liquidity Risk be readily sold without negatively affecting its o fair price. Limited to 15% of total assets.
                                                                       ---
--------------------------------------------------- ------------------ ---
Loans of Portfolio Securities
The practice of loaning  securities  to brokers,  Credit,  dealers and financial institutions to increase  Counter-Party o return on those securities.  Loans may be made up and Leverage Risk to Investment Company Act of 1940 limits (currently one-third of total assets including the value of the collateral received).
                                                                       ---
--------------------------------------------------- ------------------ ---
Options
The right or obligation to receive or deliver a     Credit,
security or cash payment depending on the           Information        o
security's price or the performance of an index     and Liquidity
or benchmark.  Types of options used may            Risk
include:  options on securities, options on a
stock index, stock index futures and options on
stock index futures to protect liquidity and
portfolio value.
                                                                       ---
--------------------------------------------------- ------------------ ---
Other Mutual Funds
A pro rata portion of the other fund's expenses,  Market Risk in addition to the expenses paid by the Fund, o will be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities that are not publicly traded but which   Credit and         o
may or may not be resold in accordance with Rule    Counter-Party
144A under the Securities Act of 1933.              Risk
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A  transaction  in which the seller of a security  Liquidity  Risk agrees to buy back a security at an agreed upon o time and price, usually with interest.
--------------------------------------------------- ------------------ ---




Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment
Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interest of the shareholders it may make a change in one of these companies.





Organization and Management of the Fund (Cont'd)



      ------------------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      ------------------------------------------------------------------------------------
                               Supervises the Fund's activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Wells Fargo Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th Street & Marquette, Minneapolis, MN
      Manages the Fund's investment              Provides safekeeping for the Fund's
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                               525 Market St., San Francisco, CA
                                 Manages the Fund's investment
                                          activities
      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Fund,    Manages the             Quincy, MA              Provide
      and distributes      Fund's business         Maintains records       services to
      Fund shares          activities              of shareholders and     customers
                                                   supervises the
                                                   paying of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------








Organization and Management of the Fund (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo &
Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates provided advisory services for over [$131] billion in assets.
For providing these services to the Fund, Wells Fargo Bank is entitled to receive a fee of 0.50% of the average annual net assets of the Fund.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. As of June 30, 2000, WCM provided advisory services for over [$42] billion in assets.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.






Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the class.
     The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further information.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m.
     (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.
o    The Fund is open for  business  on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

                                HOW TO BUY SHARES
You can open a Fund account and buy Fund shares through an  Institution  through
which  you  have  established  a  Customer  Account.   Investors  interested  in
purchasing   Institutional   shares  of  the  Fund  should  contact  an  account
representative at their Institution and should understand the following:

o Share  purchases  are made  through a Customer  Account at an  Institution  in accordance with the terms of the Customer Account  involved;  o Institutions are usually the holders of record for  Institutional  shares held  through  Customer
Accounts and maintain records
     reflecting their customers' beneficial ownership of the shares;
o    Institutions are responsible for transmitting their customers' purchase and redemption  orders to the Fund and for  delivering  required  payment  on a timely basis;
o    The   exercise  of  voting   rights  and  the   delivery   of   shareholder
     communications  from  the Fund is  governed  by the  terms of the  Customer
     Account involved; and
o    Institutions  may charge their customers  account fees and may receive fees from us with  respect to  investments  their  customers  have made with the
     Fund.

                               HOW TO SELL SHARES
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer
Account agreement with your Institution for rules governing selling shares.

General notes for selling shares
o We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 p.m. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
o Redemption proceeds are usually wired to the redeeming Institution the following business day.
o We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
o Generally, we pay redemption requests in cash, unless the redemption requests of the shareholder are for more than $250,000 or 1% of the net assets of the Fund within a ninety-day period. If a request for a redemption is over these limits, in order to protect the other shareholders we may pay the redemption in part on in whole in portfolio securities of equal value.

How to Exchange Shares
Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o You may make exchanges only between like share classes of non-money market funds and the Service Class shares of money market Funds.

In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the fund, the fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Contact your account representative for further details.






Other Information

Dividend and Capital Gain Distributions
The Fund pays any dividends monthly and any capital gains distributions at least annually.


  Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Fund attributable to its net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you net capital gains (generally the excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.





Portfolio Managers

Patricia D. Hovanetz, CFA
Nebraska Tax-Free Fund since 2000
Ms. Hovanetz joined WCM in 1998 as a Principal with the Tax-Exempt  Fixed-Income
Team,   and   simultaneously   held  the  position  of  Director  of  Tax-Exempt
Fixed-Income at NIM (since 1997) until WCM and NIM combined  investment advisory services under the WCM name in 1999. Ms.  Hovanetz has over 30 years  experience in the municipal  bond industry and manages over $300 million in municipal  bond assets for the Wells Fargo Funds.  She also manages  other  national  tax-exempt assets for institutional  accounts and has been a portfolio manager at NIM since
1988.  Ms.  Hovanetz  attended St.  Cloud State  College and the  University  of
Minnesota.

Mark Walter
Nebraska Tax-Free Fund since 2000
Mr.  Walter  joined  WCM in 1999 as a  Portfolio  Manager  with  the  Tax-Exempt
Fixed-Income Team, and simultaneously  held the position of Assistant  Portfolio
Manager at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. As an Assistant Portfolio Manager, Mr.
Walter assisted in the management of both taxable and tax-exempt fixed-income funds. Currently, Mr. Walter also co-manages the Wells Fargo Colorado Tax-Free
Fund and the Wells Fargo National Limited Term Tax-Free Fund. Prior to WCM, he worked as an Investment Consultant for Kirkpatrick, Petris, a brokerage firm that is a wholly owned subsidiary of the Mutual of Omaha. In his capacity as an Investment Consultant, Mr. Walter sold and traded taxable and tax-exempt fixed-income securities to institutional clients. Mr. Walter received a BS in France from the University of Colorado at Boulder in 1996.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share.
This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Liquidity
The ability to readily sell a security at a fair price.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.


Glossary (Cont'd)

Net Asset Value ("NAV")
The value of a single Fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributor that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio
The percentage of the securities held in the Fund's portfolio, other than short-term securities, that were bought or sold within a year.







YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266; or

Visit the SEC's web site at
http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room, Washington, DC  20549-6009
Call:  1-800-SEC-0330 for details





                          --------------------------------------------------
ICA Reg. No. 811-09253    NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  WFFT E P (2/00)
                          --------------------------------------------------






                             WELLS FARGO FUNDS TRUST
                                                        Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated July 24, 2000

                                 TECHNOLOGY FUND

                          Class A, Class B, and Class C

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Technology Fund in the Wells Fargo Funds Trust family of funds (the "Fund"). The Technology Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the "1940
Act"). The Technology Fund offers Class A, Class B and Class C shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, also dated July 24, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.






                                                     i

                                TABLE OF CONTENTS

                                                                                                       Page

Investment Policies..................................................................................    1

Additional Permitted Investment Activities and Associated Risks......................................

Management...........................................................................................

Performance Calculations.............................................................................

Determination of Net Asset Value.....................................................................

Additional Purchase and Redemption Information.......................................................

Portfolio Transactions...............................................................................

Fund Expenses........................................................................................

Federal Income Taxes.................................................................................

Capital Stock........................................................................................

Other................................................................................................

Counsel..............................................................................................

Independent Auditors.................................................................................

Appendix.............................................................................................    A-1





                                                    31
                               INVESTMENT POLICIES

         Fundamental Investment Policies

         The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

(1) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(2) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(3) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(4)  underwrite  securities  of other  issuers,  except to the  extent  that the purchase of permitted  investments  directly from the issuer  thereof or from an underwriter  for an  issuer  and the later  disposition  of such  securities  in
accordance  with  the  Fund's  investment   program  may  be  deemed  to  be  an
underwriting;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(6) purchase or sell commodities,  provided that (i) currency will not be deemed to be a commodity for purposes of this  restriction,  (ii) this restriction does not limit the  purchase  or sale of  futures  contracts,  forward  contracts  or options,  and (iii)  this  restriction  does not limit the  purchase  or sale of securities or other instruments backed by commodities or the purchase or sale of
commodities   acquired  as  a  result  of  ownership  of   securities  or  other
instruments.

(7) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or securities of any industry considered to be a "technology" related industry as categorized by the Securities and Exchange
Commission.

         Non-Fundamental Investment Policies

   The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

(1) The Fund may invest in shares of other investment companies only to the extent permitted under Section 12(d)(1)(A) of the 1940 Act, including the rules, regulations and any orders obtained thereunder.

(1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(2) The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts
"in-the-money") required to establish the contracts.

(3) The Fund may lend securities from its portfolio to approved brokers, dealers and  financial  institutions,  to the  extent  permitted  under  the  1940  Act, including the rules,  regulations  and exemptions  thereunder,  which  currently limit such  activities  to  one-third  of the value of the Fund's  total  assets
(including  the value of the collateral  received).  Any such loans of portfolio
securities   will  be   fully   collateralized   based   on   values   that  are
marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) The Fund may sell securities short, whether or not it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short
(short sales "against the box").

         General

         Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                            ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Fund. Not all Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

         Bank Obligations

         The Fund may  invest in bank  obligations,  including  certificates  of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks,  foreign  subsidiaries of domestic  banks,  foreign  branches of domestic  banks,  and domestic and foreign  branches of foreign banks,  domestic savings and loan  associations and other banking  institutions.  With respect to
such  securities   issued  by  foreign  branches  of  domestic  banks,   foreign
subsidiaries  of domestic  banks,  and domestic and foreign  branches of foreign banks, the Fund may be subject to additional investment risks that are different in some  respects  from those  incurred by the Fund which  invests  only in debt obligations of domestic  issuers.  Such risks include  possible future political and economic developments,  the possible imposition of foreign withholding taxes on interest  income payable on the  securities,  the possible  establishment  of exchange  controls or the adoption of other  foreign  governmental  restrictions which might  adversely  affect the payment of  principal  and  interest on these securities and the possible seizure or nationalization  of foreign deposits.  In addition,  foreign  branches of U.S.  banks and foreign  banks may be subject to less  stringent  reserve  requirements  and to different  accounting,  auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Borrowing

         The  Fund  may  borrow  money  for  temporary  or  emergency  purposes, including the meeting of redemption  requests.  Borrowing  involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of  interest  and may  partially  offset or exceed  the  return  earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed).  Under adverse market conditions, the Fund might have to sell portfolio  securities to meet interest or principal  payments at a time when  investment  considerations  would not favor such sales.  Reverse repurchase agreements, short sales not against the box, dollar roll transactions
and  other   similar   investments   that  involve  a  form  of  leverage   have
characteristics  similar to borrowings but are not considered  borrowings if the
Fund maintains a segregated account.

         Commercial Paper

         The Fund may invest in  commercial  paper  (including  variable  amount master  demand notes) which refers to  short-term,  unsecured  promissory  notes issued by corporations to finance  short-term credit needs.  Commercial paper is usually sold on a discount  basis and has a maturity at the time of issuance not
exceeding  nine  months.   Variable   amount  master  demand  notes  are  demand
obligations which permit the investment of fluctuating amounts at varying market rates of interest  pursuant to arrangements  between the issuer and a commercial bank acting as agent for the payee of such notes  whereby  both parties have the right  to  vary  the  amount  of the  outstanding  indebtedness  on  the  notes.
Investments  by the Fund in  commercial  paper  (including  variable rate demand notes and variable  rate master demand notes issued by domestic and foreign bank holding companies,  corporations and financial institutions,  as well as similar instruments issued by government agencies and instrumentalities) will consist of issues  that  are  rated  in one of  the  two  highest  rating  categories  by a
Nationally  Recognized  Ratings  Organization  ("NRRO").  Commercial  paper  may include variable- and floating-rate instruments.

         Convertible Securities

         The Fund may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer.
Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure.
Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

         Custodial Receipts for Treasury Securities

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Derivative Securities: Futures and Options Contracts

         Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, the Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also  carry  additional  risks.  A hedging  policy  may fail if the  correlation between the value of the derivative  securities and the other investments in the
Fund's  portfolio does not follow the Advisor's  expectations.  If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments,  but the Fund may also lose money on the derivative security itself.  Also,  derivative  securities are more likely to experience  periods when they will not be readily  tradable.  If, as a result of such  illiquidity,  the Fund cannot settle a future or option contract at the time the Advisor  determines  is optimal,  the Fund may lose money on the investment.  Additional risks of derivative  securities include: the risk of the disruption of the Fund's  ability to trade in derivative  securities  because of
regulatory   compliance   problems  or  regulatory   changes;   credit  risk  of
counterparties  to  derivative  contracts;  and market risk  (i.e.,  exposure to adverse price changes).

         The Advisor uses a variety of internal  risk  management  procedures to ensure that derivatives use is consistent with the Fund's investment objectives, does  not  expose  the  Fund to  undue  risk  and is  closely  monitored.  These
procedures   include  providing  periodic  reports  to  the  Board  of  Trustees concerning the use of derivatives.

         The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         Futures Contracts. The Fund may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of the Fund, the Fund may not receive a full refund of its margin.

         Although the Fund intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.
Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

         The Fund may also purchase options on futures contracts.  See "Options Trading" below.

         Foreign Currency Futures  Contracts and Foreign Currency  Transactions.
The Fund may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing
(see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

         The Fund may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.
Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

         A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, the Fund may sell a Currency
Future as a hedge. If it is anticipated that exchange rates will rise, the Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase.
These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes the Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause the Fund to be unable to hedge its securities, and may cause the Fund to lose money on its Currency
Futures investments.

         The Fund may also purchase options on Currency Futures.  See "Options Trading" below.

         Options Trading. The Fund may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Fund will write call options that are "covered" or "uncovered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration
(or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds an offsetting call on the same instrument or index as the call written. The Fund will write put options they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

         The  Fund may buy put and  call  options  and  write  covered  call and secured put options.  Options  trading is a highly  specialized  activity  which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments,  and therefore, on a percentage basis, an investment in  options  may be subject to greater  fluctuation  than an  investment  in the
underlying   instruments   themselves.   Purchasing  options  is  a  specialized
investment  technique that entails a substantial  risk of a complete loss of the amounts  paid as  premiums  to the  writer  of the  option.  If the  Advisor  is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse  position than it would have been had if it had not written the option. If the Fund wishes to sell an underlying  instrument (in the case of a covered call option) or liquidate  assets in a segregated  account (in the case of a secured put option),  the Fund must purchase an offsetting  option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which certain
Funds may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Fund may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect the Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Fund risks the loss of the premium paid for the option.
The Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate  and index swaps  involve  the  exchange by the Fund with another party of their  respective  commitments to pay or receive  interest (for example, an exchange of floating-rate  payments for fixed-rate payments).  Index swaps  involve the exchange by the Fund with  another  party of cash flows based upon the performance of an index of securities.  Interest-rate swaps involve the exchange by the Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same  currency or in different  currencies.  The Fund will  usually  enter  into swaps on a net basis.  In so doing,  the two  payment streams are netted out, with the Fund  receiving or paying,  as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a  segregated  account  on a net basis.  The risk of loss with  respect to swaps
generally  is  limited  to  the  net  amount  of  payments   that  the  Fund  is
contractually  obligated to make. There is also a risk of a default by the other party to a swap,  in which case the Fund may not  receive net amount of payments that the Fund contractually is entitled to receive.

         Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

         Dollar Roll Transactions

         The Fund may enter into  "dollar  roll"  transactions  wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase  similar,  but not identical,  securities at a later date from the same  party.  Like a  forward  commitment,  during  the roll  period no payment  is made for the  securities  purchased  and no  interest  or  principal payments on the security accrue to the purchaser,  but the Fund assumes the risk of ownership.  A Fund is compensated for entering into dollar roll  transactions by the difference  between the current sales price and the forward price for the future  purchase,  as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued  securities or firm commitment  agreements, dollar  roll  transactions  involve  the  risk  that  the  market  value  of the securities  sold by the Fund may  decline  below  the price at which the Fund is committed to purchase similar  securities.  In the event the buyer of securities from the Fund under a dollar roll transaction becomes insolvent,  the Fund's use of the proceeds of the transaction may be restricted  pending a determination by the other  party,  or its  trustee or  receiver,  whether to enforce  the Fund's
obligation  to  repurchase  the  securities.   The  Fund  will  engage  in  roll
transactions  for the purpose of acquiring  securities for its portfolio and not for investment leverage.

         Emerging Market Securities

         The Fund, except the Equity Index and Index Funds, may invest in equity securities of companies in "emerging markets." The Fund consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank);
and (iii) countries listed in World Bank publications as developing. The Advisor may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Advisor believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

         Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in American Depositary Receipts ("ADRs"),
Canadian  Depositary  Receipts ("CDRs"),  European Depositary Receipts ("EDRs"),
Global  Depositary  Receipts  ("GDRs")  and  International  Depositary  Receipts
("IDRs") of such issuers.

         Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong,
Indonesia,  India, Malaysia,  Mexico, the Philippines,  Poland,  Portugal, Peru,
Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

         There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

         Floating- and Variable-Rate Obligations

         The Fund may purchase  floating- and variable-rate  obligations such as demand notes and bonds.  Variable-rate  demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating  amounts,  which may change daily without penalty,  pursuant to direct  arrangements  between the
Fund, as lender, and the borrower.  The interest rate on a floating-rate  demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted  automatically each time such rate is adjusted.  The interest rate on a
variable-rate   demand   obligation  is  adjusted   automatically  at  specified
intervals.  The issuer of such obligations ordinarily has a right, after a given period,  to prepay in its discretion  the  outstanding  principal  amount of the obligations  plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There   generally  is  no  established   secondary   market  for  these
obligations because they are direct lending  arrangements between the lender and borrower.  Accordingly,  where these  obligations  are not secured by letters of credit or other  credit  support  arrangements,  the  Fund's  right to redeem is dependent  on the  ability of the  borrower  to pay  principal  and  interest on demand. Such obligations  frequently are not rated by credit rating agencies and the Fund may invest in  obligations  which are not so rated only if the  Advisor determines  that at the time of  investment  the  obligations  are of comparable quality to the other obligations in which such Fund may invest. The Advisor,  on behalf of the Fund,  considers on an ongoing basis the  creditworthiness  of the issuers of the floating- and  variable-rate  demand  obligations  in such Fund's portfolio.  Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

         Foreign Obligations and Securities

         The Fund may invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

         Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         The  Fund  may  purchase  or  sell   securities  on  a  when-issued  or
delayed-delivery  basis and make contracts to purchase or sell  securities for a fixed  price at a future  date  beyond  customary  settlement  time.  Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Illiquid Securities

         The Fund may invest in securities not  registered  under the Securities
Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

         Initial Public Offerings

         The Fund may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. The Fund's ability to invest in foreign companies may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to greater economic and political instability in some countries.

         Loans of Portfolio Securities

         The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940
Act.

   A Fund will earn income for lending its  securities  because cash  collateral
   pursuant  to  these  loans  will  be  invested   subject  to  the  investment
   objectives,  principal  investment  strategies  and policies of the Fund.  In connection  with lending  securities,  the Fund may pay  reasonable  finders, administrative  and custodial fees.  Loans of securities  involve a risk that the  borrower  may fail to  return  the  securities  or may  fail to  provide additional  collateral.  In either case, the Fund could experience  delays in recovering securities or collateral or could lose all or part of the value of the  loaned  securities.  Although  voting  rights,  or  rights  to  consent, attendant  to  securities  on loan pass to the  borrower,  such  loans may be called at any time and will be called so that the  securities may be voted by the Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the  interest or fees earned  from  securities  lending to a borrower or securities  lending agent.  Borrowers and placing brokers may not be affiliated,  directly or indirectly,  with the Trust, the Advisor,  or the
   Distributor.

         Money Market Instruments and Temporary Investments

         The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S.
Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks
(including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S.
branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

         Letters  of  Credit.   Certain  of  the  debt  obligations   (including
certificates   of   participation,   commercial   paper  and  other   short-term
obligations)  which the Fund may purchase may be backed by an unconditional  and irrevocable  letter  of  credit  of a bank,  savings  and  loan  association  or insurance  company  which  assumes the  obligation  for payment of principal and interest  in the event of default by the issuer.  Only  banks,  savings and loan associations and insurance  companies which, in the opinion of the Advisor,  are of comparable quality to issuers of other permitted  investments of the Fund may be used for letter of credit-backed investments.

         Repurchase Agreements. The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         The Fund may not enter into a repurchase  agreement  with a maturity of more than seven  days,  if, as a result,  more than 15% of the Fund's net assets would be invested in repurchase  agreements  with  maturities of more than seven days and illiquid securities.  A Fund will only enter into repurchase agreements
with  primary   broker/dealers   and  commercial   banks  that  meet  guidelines
established  by the  Board of  Trustees  and that  are not  affiliated  with the investment  Advisor.  The Fund may  participate in pooled  repurchase  agreement transactions with other funds advised by the Advisor.

         Other Investment Companies

         The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d)(1)(A) of the 1940 Act. Currently, under the 1940 Act, the Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

         Closed-End Investment Companies

         The Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Fund will invest in such companies when, in the Advisor's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

         Participation Interests

         The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Privately Issued Securities

         The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule
144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).

         Reverse Repurchase Agreements

         The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price
(including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

         Small Company Securities

         Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Securities owned by the Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by the Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         Unrated Investments

         The Fund may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

         U.S. Government Obligations

         The Fund may invest in  obligations  issued or  guaranteed  by the U.S.
Government,  its agencies or instrumentalities ("U.S. Government  obligations").
Payment of principal  and  interest on U.S.  Government  obligations  (i) may be backed by the full faith and credit of the United States (as with U.S.  Treasury bills and GNMA  certificates)  or (ii) may be backed  solely by the  issuing  or guaranteeing  agency or  instrumentality  itself  (as with FNMA  notes).  In the latter case  investors must look  principally  to the agency or  instrumentality issuing or guaranteeing the obligation for ultimate  repayment,  which agency or instrumentality  may be privately owned. There can be no assurance that the U.S.
Government will provide financial  support to its agencies or  instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to  fluctuations  in market value due to fluctuations in market interest rates.  As a general  matter,  the  value of debt  instruments,  including  U.S.
Government  obligations,  declines when market interest rates increase and rises
when  market  interest  rates  decrease.   Certain  types  of  U.S.   Government
obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

         Nationally Recognized Ratings Organizations

         The  ratings  of Moodys  Investors  Service,  Inc.,  Standard  & Poor's
Ratings Group,  Division of McGraw Hill,  Duff & Phelps Credit Rating Co., Fitch
Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                                       MANAGEMENT
         The  following   information   supplements,   and  should  be  read  in
conjunction  with,  the section in the  Prospectus  entitled  "Organization  and
Management of the Fund." The principal occupations during the past five years of the Trustees and principal  executive  Officer[s] of the Trust are listed below.
Trustees deemed to be "interested persons" of the Trust for purposes of the 1940
Act are indicated by an asterisk.









                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown,  65 Trustee  Director,  Federal Farm Credit Banks Funding 5038
Kestral Parkway South Corporation and Farm Credit System Financial Sarasota,  FL
34231 Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994; previously Associate
                                                                  Professor of Finance.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke                            Trustee              Principal on the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN 55403


Michael J. Hogan                             President            Executive Vice President, Wells Fargo Bank, N.A.

Karla C. Rabusch                             Treasurer            Vice President, Wells Fargo Bank, N.A.

C. David Messman                             Secretary            Vice President, Wells Fargo Bank, N.A.


         Each of the  Trustees and  Officers  listed above act in the  identical
capacities   for  Wells  Fargo   Variable  Trust  and  Wells  Fargo  Core  Trust
(collectively  the "Fund  Complex").  Each Trustee  receives an annual  retainer
(payable  quarterly)  of  $40,000  from the Fund  Complex,  and also  receives a combined fee of $1,000 for  attendance  at Fund Complex  Board  meetings,  and a combined  fee of $250 for  attendance  at  committee  meetings.  If a  committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000  combined  fee.  These fees apply  equally for  in-person or telephonic meetings,  and Trustees are reimbursed for all out-of-pocket expenses related to attending  meetings.  The  Trustees do not receive  any  retirement  benefits or deferred compensation from the Trust or any other member of the Fund Complex.

         As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

         Investment Advisor. Subject to the general supervision of the Board, Wells Fargo Bank provides investment advisory services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells
Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategies and performance of the Fund.

         As  compensation  for its advisory  services for the Fund,  Wells Fargo
Bank is entitled to receive a monthly fee at the annual rate of 1.10% of the Fund's average daily net assets.

         Investment  Sub-Advisor.  Wells Fargo has engaged  Dresdner  RCM Global
Investors LLC ("Dresdner") to serve as investment  sub-advisor to the Technology
Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, Dresdner makes recommendations regarding the investment and reinvestment of the Fund's assets.
Dresdner is responsible for the day-to-day management of the Fund. Dresdner furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund. Dresdner also furnishes such additional reports and information as Wells Fargo and the Trust's Board of Trustees and officers may reasonably request.

         As compensation for its sub-advisory services, Dresdner is entitled to receive a monthly fee equal to an annual rate of 1.00% of the Fund's assets under $100 million of the Fund's average daily net assets and 0.75% of the Fund's assets from $100-$500 million, 0.60% of assets from $500-$999.999 million and 0.50% of assets at $1 billion or more. These fees may be paid by Wells Fargo
Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

         Administrator. The Trust has retained Wells Fargo Bank as Administrator on behalf of the Fund. Under the  Administration  Agreement  between Wells Fargo
Bank and the Trust,  Wells Fargo Bank shall provide as administration  services, among other things: (i) general supervision of the Fund's operations,  including coordination  of the  services  performed  by  the  Fund's  investment  advisor, transfer agent, custodian,  shareholder servicing agent(s), independent auditors
and  legal  counsel,   regulatory  compliance,   including  the  compilation  of
information  for  documents  such as reports to, and filings  with,  the SEC and
state   securities   commissions;   and  preparation  of  proxy  statements  and
shareholder reports for the Fund; and (ii) general  supervision  relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's  officers and Board of Trustees.  Wells Fargo Bank also furnishes office space and certain facilities  required for conducting the Fund's business together with ordinary clerical and bookkeeping  services.  The Administrator is entitled to receive a fee of up to 0.15% of the Fund's  average daily net assets on an annual basis.


         Distributor. Stephens Inc. ("Stephens," the "Distributor"),  located at
111 Center Street,  Little Rock,  Arkansas 72201,  serves as Distributor for the
Fund.  The  Technology  Fund has adopted a  distribution  plan (a "Plan")  under
Section  12(b) of the 1940 Act and Rule 12b-1  thereunder  (the  "Rule") for its
Class B and  Class C  shares.  The  Plan was  adopted  by the  Trust's  Board of
Trustees, including a majority of the Trustees who were not "interested persons"
(as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement,  the
Class B and Class C shares of the Fund pay  Stephens  up to 0.75% of the average
daily   net   assets   attributable   to  each   Class   as   compensation   for
distribution-related  services  or  as  reimbursement  for  distribution-related expenses.

         The  actual  fee  payable  to the  Distributor  by the  above-indicated
Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The
Distributor  may enter into selling  agreements  with one or more selling agents
(which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees.
Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Fund's shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Fund and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

         Shareholder Servicing Agent. The Fund has approved a Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder
Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related Shareholder
Servicing Agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct
Rules of the NASD.

         General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested
Trustees.

         The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as custodian, Wells Fargo Bank MN is entitled to receive 0.15% of the average daily net assets of the Fund except the Gateway Funds.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. In addition, the Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of the Fund.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Fund of the Trust, Wells Fargo Core Trust and Wells Fargo
Variable Trust.

         Underwriting Commissions.  Stephens serves as the principal underwriter distributing securities of the Fund on a continuous
         ------------------------
basis.

                                                PERFORMANCE CALCULATIONS

         The Fund may  advertise  certain  yield and total  return  information.
Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders,  these figures may also be compared to the performance of other  mutual  funds  tracked by mutual fund rating  services or to unmanaged indices which may assume  reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return: The Fund may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

         Cumulative  Total  Return:   In  addition  to  the  above   performance
information,  the Fund may also  advertise  the  cumulative  total return of the
Fund. Cumulative total return is based on the overall percentage change in value of a  hypothetical  investment  in the Fund,  assuming  all Fund  dividends  and capital gain distributions are reinvested,  without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         From time to time and only to the extent the  comparison is appropriate for the Fund or a Class of  shares,  the  Trust may  quote  the  performance  or price-earning  ratio  of the Fund or Class in  advertising  and  other  types of literature  as  compared  to the  performance  of the S&P  Index,  the Dow Jones
Industrial Average,  the Lehman Brothers 20+ Treasury Index, the Lehman Brothers
5-7 Year Treasury Index,  Donoghue's Money Fund Averages, Real Estate Investment
Averages  (as  reported by the National  Association  of Real Estate  Investment
Trusts),  Gold  Investment  Averages  (provided  by World  Gold  Council),  Bank
Averages  (which are  calculated  from  figures  supplied by the U.S.  League of
Savings  Institutions  based  on  effective  annual  rates of  interest  on both passbook and certificate  accounts),  average annualized  certificate of deposit rates  (from the  Federal  Reserve  G-13  Statistical  Releases or the Bank Rate
Monitor),  the Salomon One Year Treasury  Benchmark  Index,  the Consumer  Price
Index (as published by the U.S.  Bureau of Labor  Statistics),  other managed or unmanaged indices or performance data of bonds, municipal securities,  stocks or government securities  (including data provided by Ibbotson  Associates),  or by other services,  companies,  publications or persons who monitor mutual funds on overall  performance  or  other  criteria.  The S&P  Index  and  the  Dow  Jones
Industrial  Average are unmanaged  indices of selected common stock prices.  The performance  of the Fund or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking  prepared  by Lipper  Analytical  Services,  Inc.,  CDA  Investment
Technologies,   Inc.,   Bloomberg   Financial  Markets  or  Morningstar,   Inc.,
independent  services which monitor the  performance of mutual funds.  The Fund'
performance  will be  calculated  by  relating  net asset value per share at the beginning of a stated period to the net asset value of the investment,  assuming reinvestment  of all gains  distributions  and dividends paid, at the end of the period.  The Fund'  comparative  performance  will be based on a  comparison  of yields or total return, as reported by Lipper, Survey Publications,  Donoghue or
Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Fund or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The
Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related
"Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRRO, such as Standard & Poor's
Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRROs.
Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

         From  time to  time,  the  Fund may use the  following  statements,  or variations  thereof, in advertisements and other promotional  materials:  "Wells
Fargo Bank,  as a  Shareholder  Servicing  Agent for the Wells Fargo Funds Trust
Funds,  provides various services to its customers that are also shareholders of the Fund.  These  services may include  access to Wells Fargo Funds Trust Funds'
account  information  through Automated Teller Machines (ATMs), the placement of purchase  and  redemption  requests  for shares of the Fund through ATMs and the
availability  of  combined  Wells  Fargo  Bank  and  Stagecoach   Funds  account
statements."

         The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly
"Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey
"America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo
Bank and its affiliates managed over $131 billion in assets.

         The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account,
California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep
Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Fund through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep
Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep
Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

         The Trust may  disclose in  advertising  and other types of  literature that investors can open and maintain Sweep Accounts over the Internet or through
other  electronic   channels   (collectively,   "Electronic   Channels").   Such
advertising and other literature may discuss the investment options available to investors,  including  the  types of  accounts  and any  applicable  fees.  Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled  out  completely  through  Electronic  Channels.  Advertising  and  other literature  may disclose that Wells Fargo Bank may maintain Web sites,  pages or other information sites accessible through Electronic  Channels (an "Information
Site") and may describe the  contents and features of the  Information  Site and instruct  investors  on how to  access  the  Information  Site  and open a Sweep
Account.  Advertising  and other  literature  may also  disclose the  procedures employed  by Wells  Fargo  Bank to secure  information  provided  by  investors, including  disclosure  and  discussion  of the tools and services for  accessing
Electronic   Channels.   Such   advertising  or  other  literature  may  include
discussions of the advantages of  establishing  and  maintaining a Sweep Account through Electronic  Channels and testimonials from Wells Fargo Bank customers or
employees  and  may  also  include   descriptions  of  locations  where  product
demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo
Bank as one of the largest money managers in the United States.


         The Trust also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m.
(Central  time),  4:00  p.m.  (Eastern  time))  on each day the New  York  Stock
Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities  of the Fund for which market  quotations  are available are valued at latest  prices.  Any  security  for  which  the  primary  market is an exchange  is  valued  at the  last  sale  price on such  exchange  on the day of valuation  or, if there was no sale on such day,  the latest bid price quoted on such day. If the values reported on a foreign  exchange are materially  affected by events  occurring  after the close of the  foreign  exchange,  assets  may be valued by a method that the Board of Trustees believes  accurately reflects fair value. In the case of other securities, including U.S. Government securities but excluding money market  instruments  maturing in 60 days or less, the valuations are based on  latest  quoted  bid  prices.  Money  market  instruments  and debt securities  maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities  maturing in
60 days or less, are valued at latest quoted bid prices.  Futures contracts will be marked to market daily at their respective  settlement  prices  determined by the  relevant  exchange.  Prices may be  furnished  by a  reputable  independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent  pricing  service may be determined  without  exclusive  reliance on
quoted   prices  and  may  take  into  account   appropriate   factors  such  as
institutional-size  trading in similar  groups of  securities,  yield,  quality, coupon rate, maturity,  type of issue, trading  characteristics and other market data. All other securities and other assets of the Fund for which current market quotations  are not readily  available are valued at fair value as determined in good faith by the Trust's  Board of Trustees and in accordance  with  procedures adopted by the Trustees.


         Foreign portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board of Trustees, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares may be purchased on any day the Fund is open for  business.  The
Fund is open for  business  each day the NYSE is open for  trading (a  "Business
Day").  Currently,  the NYSE is closed on New Year's Day, Martin Luther King Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund reserve the right to reject any purchase orders, and may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940
Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.


The dealer reallowance for Class A shares of the Technology Fund is as follows:





---------------------------------------------------------------------------------------


----------------------- -------------------- --------------------- --------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
        AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
     OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------

----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
Less than $50,000              5.75%                6.10%                 5.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$50,000 to $99,999             4.75%                4.99%                 4.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$100,000 to $249,999           3.75%                3.90%                 3.00%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$250,000 to $499,999           2.75%                2.83%                 2.25%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$500,000 to $999,999           2.00%                2.04%                 1.75%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$1,000,000 and over1           0.00%                0.00%                 1.00%
----------------------- -------------------- --------------------- --------------------


1We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


         Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses.
The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf.
The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.


         Reduced Sales Charges for Employees of the Transfer Agent.

    Employees of Boston Financial Data Services, Inc., transfer agent for the
Trust, may purchase Class A shares at net asset value.


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services.
Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing  orders for portfolio  securities  of the Fund,  Wells Fargo
Bank is required to give primary  consideration  to obtaining the most favorable price and  efficient  execution.  This means that Wells  Fargo Bank will seek to execute each  transaction  at a price and  commission,  if any, that provide the
most   favorable   total  cost  or  proceeds   reasonably   attainable   in  the
circumstances.  Commission rates are established  pursuant to negotiations  with the broker based on the quality and quantity of execution  services  provided by the broker in the light of generally  prevailing rates. The allocation of orders among brokers and the  commission  rates paid are reviewed  periodically  by the
Board of Trustees.

         Wells Fargo Bank, as the Investment Advisor of each of the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo
Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information.
Furthermore,  research  services  furnished by dealers through which Wells Fargo
Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo
Bank deems portfolio changes appropriate.


                                                          FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

         Except for the  expenses  borne by Wells Fargo Bank and  Stephens,  the
Trust  bears all costs of its  operations,  including  the  compensation  of its
Trustees  who are not  affiliated  with  Stephens  or Wells Fargo Bank or any of their  affiliates;  Advisory,  shareholder  servicing and  administration  fees;
payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent  auditors,  legal counsel,  transfer  agent and dividend  disbursing agent;  expenses  of  redeeming  shares;  expenses  of  preparing  and  printing prospectuses  (except the expense of printing and mailing  prospectuses used for
promotional   purposes,   unless   otherwise   payable   pursuant  to  a  Plan),
shareholders'  reports,  notices,  proxy  statements  and reports to  regulatory
agencies;   insurance  premiums  and  certain  expenses  relating  to  insurance coverage;  trade  association  membership  dues;  brokerage  and other  expenses connected with the execution of portfolio transactions; fees and expenses of its custodian,  including  those for keeping books and accounts and  calculating the
NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance,  registration and  qualification of the Fund's shares;  pricing services, and any extraordinary expenses.  Expenses attributable to the Fund are charged against Fund assets.  General  expenses of the Trust are allocated among all of the funds of the Trust,  including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional  basis, or on such other basis as the Trust's Board of Trustees deems equitable.


                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

         General.  The  Trust  intends  to  continue  to  qualify  the Fund as a regulated  investment company under Subchapter M of the Internal Revenue Code of
1986,  as amended (the  "Code"),  as long as such  qualification  is in the best interests  of the  Fund's  shareholders.  The Fund will be treated as a separate entity for  federal  income  tax  purposes.  Thus,  the  provisions  of the Code
applicable  to  regulated   investment   companies  generally  will  be  applied
separately  to the  Fund,  rather  than to the  Trust as a whole.  In  addition, capital gains, net investment  income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed  on  its  net  investment  income  and  capital  gain  distributed  to its shareholders.

         Qualification  as  a  regulated   investment  company  under  the  Code
requires,  among other  things,  that the Fund derive at least 90% of its annual gross  income  from  dividends,  interest,  certain  payments  with  respect  to securities  loans,  gains  from  the  sale or  other  disposition  of  stock  or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options,  futures or forward  contracts) derived with respect to its business of investing  in such  stock,  securities  or  currencies;  and (b)  diversify  its holdings so that, at the end of each quarter of the taxable  year,  (i) at least
50% of the market value of the Fund's assets is represented by cash,  government securities  and other  securities  limited  in  respect  of any one issuer to an amount  not  greater  than 5% of the Fund's  assets  and 10% of the  outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets  is  invested  in the  securities  of any one  issuer  (other  than  U.S.
Government   obligations  and  the  securities  of  other  regulated  investment companies),  or in two or more  issuers  which the Fund  controls  and which are determined to be engaged in the same or similar trades or businesses.

         The Fund must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year.
However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

         Excise Tax. A 4%  nondeductible  excise tax will be imposed on the Fund
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

   Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

   Gains  recognized  on  the  disposition  of  a  debt  obligation   (including
   tax-exempt obligations) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market  discount which  accrued,  but was not previously recognized pursuant to an available election,  during the term the
   Fund held the debt obligation.

   If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

   The amount of any gain or loss realized by the Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent
   (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

   Under Section 988 of the Code, the Fund  generally  will  recognize  ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio  securities is attributable to changes in foreign currency exchange rates.  In addition,  gain or loss realized on the  disposition  of a foreign currency forward  contract,  futures  contract,  option or similar  financial instrument,  or of foreign  currency  itself,  will  generally  be treated as ordinary  income or loss.  The Fund  will  attempt  to  monitor  Section  988 transactions, where applicable, to avoid adverse Federal income tax impact.

   Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions.
   Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

   If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract;
   or (iii) a futures or forward contract.

   If the Fund  purchases  shares  in a  "passive  foreign  investment  company"
   ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

   Foreign Taxes. Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United
   States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Equity Fund and International Fund expect to qualify for the election. However, even if the Fund qualifies for the election, foreign taxes will only pass-through to the Fund shareholder if
   (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

   An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

   Capital Gain Distributions. Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

   Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

   If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.


     Foreign  Shareholders.  Under the Code,  distributions  attributable to net investment  income, net short-term capital gain and certain other items realized by the Fund and paid to a  nonresident  alien  individual,  foreign trust (i.e., trust  which  a  U.S.  court  is  able  to  exercise  primary  supervision  over administration  of that trust and one or more U.S.  persons  have  authority  to control substantial  decisions of that trust),  foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source),  foreign corporation, or foreign  partnership (each, a "foreign  shareholder") will be subject to U.S.
withholding  tax (at a rate  of 30% or a  lower  treaty  rate,  if  applicable).
Withholding  will not  apply  if a  distribution  paid by the Fund to a  foreign shareholder is "effectively  connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent  establishment of
the  foreign   shareholder),   in  which  case  the  reporting  and  withholding
requirements  applicable to U.S. persons will apply.  Capital gain distributions generally are not subject to tax withholding.


         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding.
Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

   Corporate Shareholders. Corporate shareholders of the Fund may be eligible for the dividends-received deduction on dividends distributed out of the Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

   Tax-Deferred Plan. The shares of the Fund are available for a variety of tax-deferred retirement and other plans, including Individual Retirement
   Accounts  ("IRA"),  Simplified  Employee Pension Plans  ("SEP-IRA"),  Savings
   Incentive  Match  Plans  for  Employees  ("SIMPLE  plans"),  Roth  IRAs,  and
   Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

   Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts.
   Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

   The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                  CAPITAL STOCK

         The Fund are two of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors.
Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class.
Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in the Fund' fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one
Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of July 24, 2000 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.


                        5% OWNERSHIP AS OF JULY 24, 2000

                                                   Name and                           Type of           Percentage
            Fund                                   Address                           Ownership           of Class

Technology Fund                Stephens Inc.                                         Record         100%
     Class A                   111 Center Street, Suite 300
                               Little Rock, AR 72201


     Class B                   Stephens Inc.                                         Record         100%
                               111 Center Street, Suite 300
                               Little Rock, AR 72201


     Class C                   Stephens Inc.                                          Record        100%
                               111 Center Street, Suite 300
                               Little Rock, AR 72201

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER

         The Trust's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

         Morrison & Foerster LLP, 2000  Pennsylvania  Avenue,  N.W., Suite 5500,
Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.


                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the  independent  auditors for the Trust.
KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.









                             WELLS FARGO FUNDS TRUST
                                                        Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated July 24, 2000

                              NASDAQ 100 TILT FUND

                                     Class O

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Nasdaq 100 Tilt Fund in the Wells Fargo Funds
Trust family of funds (the "Fund"). The Nasdaq 100 Tilt Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the "1940
Act"). The Nasdaq 100 Tilt Fund offers Class O shares only, and this SAI relates to that class of shares.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, also dated July 24, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.






                                                     i

                                TABLE OF CONTENTS

                                                                                                       Page

Investment Policies..................................................................................    1

Additional Permitted Investment Activities and Associated Risks......................................

Management...........................................................................................

Performance Calculations.............................................................................

Determination of Net Asset Value.....................................................................

Additional Purchase and Redemption Information.......................................................

Portfolio Transactions...............................................................................

Fund Expenses........................................................................................

Federal Income Taxes.................................................................................

Capital Stock........................................................................................

Other................................................................................................

Counsel..............................................................................................

Independent Auditors.................................................................................

Appendix.............................................................................................    A-1





                                                    27
                               INVESTMENT POLICIES

         Fundamental Investment Policies

         The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

(8) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(9) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(10) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(11)  underwrite  securities  of other  issuers,  except to the extent  that the purchase of permitted  investments  directly from the issuer  thereof or from an underwriter  for an  issuer  and the later  disposition  of such  securities  in
accordance  with  the  Fund's  investment   program  may  be  deemed  to  be  an
underwriting;

(12) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(13) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this  restriction,  (ii) this restriction does not limit the  purchase  or sale of  futures  contracts,  forward  contracts  or options,  and (iii)  this  restriction  does not limit the  purchase  or sale of securities or other instruments backed by commodities or the purchase or sale of
commodities   acquired  as  a  result  of  ownership  of   securities  or  other
instruments.

As a fundamental policy, the Nasdaq 100 Tilt Fund reserves the right to concentrate its investments in a single industry or industries, or in the securities of a single issuer.

         Non-Fundamental Investment Policies

   The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

(2) The Fund may invest in shares of other investment companies only to the extent permitted under Section 12(d)(1)(A) of the 1940 Act, including the rules, regulations and any orders obtained thereunder.

(7) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(8) The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts
"in-the-money") required to establish the contracts.

(9) The Fund may lend securities from its portfolio to approved brokers, dealers and  financial  institutions,  to the  extent  permitted  under  the  1940  Act, including the rules,  regulations  and exemptions  thereunder,  which  currently limit such  activities  to  one-third  of the value of the Fund's  total  assets
(including  the value of the collateral  received).  Any such loans of portfolio
securities   will  be   fully   collateralized   based   on   values   that  are
marked-to-market daily.

(10) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(11) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(12) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short
(short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         General

         Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted its own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                            ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Fund. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

         Bank Obligations

         The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of do banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Borrowing

         The  Fund  may  borrow  money  for  temporary  or  emergency  purposes, including the meeting of redemption  requests.  Borrowing  involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of  interest  and may  partially  offset or exceed  the  return  earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed).  Under adverse market conditions, the Fund might have to sell portfolio  securities to meet interest or principal  payments at a time when  investment  considerations  would not favor such sales.  Reverse repurchase agreements, short sales not against the box, dollar roll transactions
and  other   similar   investments   that  involve  a  form  of  leverage   have
characteristics  similar to borrowings but are not considered  borrowings if the
Fund maintains a segregated account.

         Commercial Paper

         The Fund may invest in  commercial  paper  (including  variable  amount master  demand notes) which refers to  short-term,  unsecured  promissory  notes issued by corporations to finance  short-term credit needs.  Commercial paper is usually sold on a discount  basis and has a maturity at the time of issuance not
exceeding  nine  months.   Variable   amount  master  demand  notes  are  demand
obligations which permit the investment of fluctuating amounts at varying market rates of interest  pursuant to arrangements  between the issuer and a commercial bank acting as agent for the payee of such notes  whereby  both parties have the right  to  vary  the  amount  of the  outstanding  indebtedness  on  the  notes.
Investments  by the Fund in  commercial  paper  (including  variable rate demand notes and variable  rate master demand notes issued by domestic and foreign bank holding companies,  corporations and financial institutions,  as well as similar instruments issued by government agencies and instrumentalities) will consist of issues  that  are  rated  in one of  the  two  highest  rating  categories  by a
Nationally  Recognized  Ratings  Organization  ("NRRO").  Commercial  paper  may include variable- and floating-rate instruments.

         Convertible Securities

         The Fund may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer.
Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure.
Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

         Custodial Receipts for Treasury Securities

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Derivative Securities: Futures and Options Contracts

         Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, the Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although the Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also  carry  additional  risks.  A hedging  policy  may fail if the  correlation between the value of the derivative  securities and the other investments in the
Fund's  portfolio does not follow the Advisor's  expectations.  If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments,  but the Fund may also lose money on the derivative security itself.  Also,  derivative  securities are more likely to experience  periods when they will not be readily  tradable.  If, as a result of such  illiquidity,  the Fund cannot settle a future or option contract at the time the Advisor  determines  is optimal,  the Fund may lose money on the investment.  Additional risks of derivative  securities include: the risk of the disruption of the Fund's  ability to trade in derivative  securities  because of
regulatory   compliance   problems  or  regulatory   changes;   credit  risk  of
counterparties  to  derivative  contracts;  and market risk  (i.e.,  exposure to adverse price changes).

         The Advisor uses a variety of internal  risk  management  procedures to ensure that derivatives use is consistent with the Fund's investment objectives, does  not  expose  the  Fund to  undue  risk  and is  closely  monitored.  These
procedures   include  providing  periodic  reports  to  the  Board  of  Trustees concerning the use of derivatives.

         The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         Futures Contracts. The Fund may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of the Fund, the Fund may not receive a full refund of its margin.

         Although the Fund intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.
Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

         The Fund may also purchase options on futures contracts.  See "Options Trading" below.

         Options Trading. The Fund may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds an offsetting call on the same instrument or index as the call written. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund' custodian in an amount not less than the exercise price of the option at all times during the option period.

         The  Fund may buy put and  call  options  and  write  covered  call and secured put options.  Options  trading is a highly  specialized  activity  which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments,  and therefore, on a percentage basis, an investment in  options  may be subject to greater  fluctuation  than an  investment  in the
underlying   instruments   themselves.   Purchasing  options  is  a  specialized
investment  technique that entails a substantial  risk of a complete loss of the amounts  paid as  premiums  to the  writer  of the  option.  If the  Advisor  is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse  position than it would have been had if it had not written the option. If the Fund wishes to sell an underlying  instrument (in the case of a covered call option) or liquidate  assets in a segregated  account (in the case of a secured put option),  the Fund must purchase an offsetting  option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which the Fund may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Fund may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect the Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Fund risks the loss of the premium paid for the option.
The Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate  and index swaps  involve  the  exchange by the Fund with another party of their  respective  commitments to pay or receive  interest (for example, an exchange of floating-rate  payments for fixed-rate payments).  Index swaps  involve the exchange by the Fund with  another  party of cash flows based upon the performance of an index of securities.  Interest-rate swaps involve the exchange by the Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same  currency or in different  currencies.  The Fund will  usually  enter  into swaps on a net basis.  In so doing,  the two  payment streams are netted out, with the Fund  receiving or paying,  as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a  segregated  account  on a net basis.  The risk of loss with  respect to swaps
generally  is  limited  to  the  net  amount  of  payments   that  the  Fund  is
contractually  obligated to make. There is also a risk of a default by the other party to a swap,  in which case the Fund may not  receive net amount of payments that the Fund contractually is entitled to receive.

         Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund' investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

         Floating- and Variable-Rate Obligations

         The Fund may purchase  floating- and variable-rate  obligations such as demand notes and bonds.  Variable-rate  demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating  amounts,  which may change daily without penalty,  pursuant to direct  arrangements  between the
Fund, as lender, and the borrower.  The interest rate on a floating-rate  demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted  automatically each time such rate is adjusted.  The interest rate on a
variable-rate   demand   obligation  is  adjusted   automatically  at  specified
intervals.  The issuer of such obligations ordinarily has a right, after a given period,  to prepay in its discretion  the  outstanding  principal  amount of the obligations  plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There   generally  is  no  established   secondary   market  for  these
obligations because they are direct lending  arrangements between the lender and borrower.  Accordingly,  where these  obligations  are not secured by letters of credit or other  credit  support  arrangements,  the  Fund's  right to redeem is dependent  on the  ability of the  borrower  to pay  principal  and  interest on demand. Such obligations  frequently are not rated by credit rating agencies and
The Fund may invest in  obligations  which are not so rated only if the  Advisor determines  that at the time of  investment  the  obligations  are of comparable quality to the other obligations in which such Fund may invest. The Advisor,  on behalf of The Fund,  considers on an ongoing basis the  creditworthiness  of the issuers of the floating- and  variable-rate  demand  obligations  in such Fund's portfolio.  Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

         Foreign Obligations and Securities

         The Fund may invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

         Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         The  Fund  may  purchase  or  sell   securities  on  a  when-issued  or
delayed-delivery  basis and make contracts to purchase or sell  securities for a fixed  price at a future  date  beyond  customary  settlement  time.  Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Illiquid Securities

         The Fund may invest in securities not  registered  under the Securities
Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

         Loans of Portfolio Securities

         The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940
Act.

   A Fund will earn income for lending its  securities  because cash  collateral
   pursuant  to  these  loans  will  be  invested   subject  to  the  investment
   objectives,  principal  investment  strategies  and policies of the Fund.  In connection  with lending  securities,  the Fund may pay  reasonable  finders, administrative  and custodial fees.  Loans of securities  involve a risk that the  borrower  may fail to  return  the  securities  or may  fail to  provide additional  collateral.  In either case, the Fund could experience  delays in recovering securities or collateral or could lose all or part of the value of the  loaned  securities.  Although  voting  rights,  or  rights  to  consent, attendant  to  securities  on loan pass to the  borrower,  such  loans may be called at any time and will be called so that the  securities may be voted by the Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the  interest or fees earned  from  securities  lending to a borrower or securities  lending agent.  Borrowers and placing brokers may not be affiliated,  directly or indirectly,  with the Trust, the Advisor,  or the
   Distributor.

         Money Market Instruments and Temporary Investments

         The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S.
Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks
(including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S.
branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

         Letters  of  Credit.   Certain  of  the  debt  obligations   (including
certificates   of   participation,   commercial   paper  and  other   short-term
obligations)  which the Fund may purchase may be backed by an unconditional  and irrevocable  letter  of  credit  of a bank,  savings  and  loan  association  or insurance  company  which  assumes the  obligation  for payment of principal and interest  in the event of default by the issuer.  Only  banks,  savings and loan associations and insurance  companies which, in the opinion of the Advisor,  are of comparable quality to issuers of other permitted  investments of the Fund may be used for letter of credit-backed investments.

         Repurchase Agreements. The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         The Fund may not enter into a repurchase  agreement  with a maturity of more than seven  days,  if, as a result,  more than 15% of the Fund's net assets would be invested in repurchase  agreements  with  maturities of more than seven days and illiquid securities.  A Fund will only enter into repurchase agreements
with  primary   broker/dealers   and  commercial   banks  that  meet  guidelines
established  by the  Board of  Trustees  and that  are not  affiliated  with the investment  Advisor.  The Fund may  participate in pooled  repurchase  agreement transactions with other funds advised by the Advisor.

         Other Investment Companies

         The Fund may invest in shares of other open-end  management  investment companies,  up to the limits prescribed in Section  12(d)(1)(A) of the 1940 Act.
Currently,  under the 1940 Act, the Fund that invests directly in a portfolio of securities  is limited to,  subject to certain  exceptions,  (i) 3% of the total voting stock of any one investment company,  (ii) 5% of such Fund's total assets with  respect to any one  investment  company and (iii) 10% of such Fund's total assets.  Other investment  companies in which the Fund invest can be expected to
charge  fees  for   operating   expenses   such  as   investment   advisory  and
administration fees, that would be in addition to those charged by the Fund.

         Closed-End Investment Companies

         The Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Fund will invest in such companies when, in the Advisor's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

         Participation Interests

         The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Privately Issued Securities

         The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Fund' policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule
144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).

         Reverse Repurchase Agreements

         The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price
(including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

         Small Company Securities

         Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Securities owned by the Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by the Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         Unrated Investments

         The Fund may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

         U.S. Government Obligations

         The Fund may invest in  obligations  issued or  guaranteed  by the U.S.
Government,  its agencies or instrumentalities ("U.S. Government  obligations").
Payment of principal  and  interest on U.S.  Government  obligations  (i) may be backed by the full faith and credit of the United States (as with U.S.  Treasury bills and GNMA  certificates)  or (ii) may be backed  solely by the  issuing  or guaranteeing  agency or  instrumentality  itself  (as with FNMA  notes).  In the latter case  investors must look  principally  to the agency or  instrumentality issuing or guaranteeing the obligation for ultimate  repayment,  which agency or instrumentality  may be privately owned. There can be no assurance that the U.S.
Government will provide financial  support to its agencies or  instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to  fluctuations  in market value due to fluctuations in market interest rates.  As a general  matter,  the  value of debt  instruments,  including  U.S.
Government  obligations,  declines when market interest rates increase and rises
when  market  interest  rates  decrease.   Certain  types  of  U.S.   Government
obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

         Nationally Recognized Ratings Organizations

         The  ratings  of Moodys  Investors  Service,  Inc.,  Standard  & Poor's
Ratings Group,  Division of McGraw Hill,  Duff & Phelps Credit Rating Co., Fitch
Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                                       MANAGEMENT

         The  following   information   supplements,   and  should  be  read  in
conjunction  with,  the section in the  Prospectus  entitled  "Organization  and
Management of the Fund." The principal occupations during the past five years of the Trustees and principal  executive  Officer[s] of the Trust are listed below.
Trustees deemed to be "interested persons" of the Trust for purposes of the 1940
Act are indicated by an asterisk.









                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown,  65 Trustee  Director,  Federal Farm Credit Banks Funding 5038
Kestral Parkway South Corporation and Farm Credit System Financial Sarasota,  FL
34231 Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994; previously Associate
                                                                  Professor of Finance.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke                            Trustee              Principal on the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan                             President            Executive Vice President, Wells Fargo Bank, N.A.

Karla C. Rabusch                             Treasurer            Vice President, Wells Fargo Bank, N.A.

C. David Messman                             Secretary            Vice President, Wells Fargo Bank, N.A.


         Each of the  Trustees and  Officers  listed above act in the  identical
capacities   for  Wells  Fargo   Variable  Trust  and  Wells  Fargo  Core  Trust
(collectively  the "Fund  Complex").  Each Trustee  receives an annual  retainer
(payable  quarterly)  of  $40,000  from the Fund  Complex,  and also  receives a combined fee of $1,000 for  attendance  at Fund Complex  Board  meetings,  and a combined  fee of $250 for  attendance  at  committee  meetings.  If a  committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000  combined  fee.  These fees apply  equally for  in-person or telephonic meetings,  and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings.  For 1999, the Trustees will receive a pro rata share of the annual  retainer,  calculated from the closing date of the  Reorganization.  The
Trustees do not receive any retirement  benefits or deferred  compensation  from the Trust or an other member of the Fund Complex.

         As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

         Investment Advisor. Subject to the general supervision of the Board, Wells Fargo Bank provides investment advisory services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells
Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategies and performance of The Fund.

         As  compensation  for its advisory  services for the Fund,  Wells Fargo
Bank is entitled to receive a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets.

         Investment   Sub-Advisor.   Wells  Fargo  has  engaged  Golden  Capital
Management  ("Golden"),  a  division  of  Smith  Asset  Management,  to serve as investment  sub-advisor to the Nasdaq 100 Tilt Fund. Subject to the direction of the Trust's Board of Trustees and the overall  supervision  and control of Wells
Fargo Bank and the Trust, Golden makes recommendations  regarding the investment and  reinvestment of the Fund's assets.  Golden is responsible for  implementing and monitoring the  performance of the  proprietary  investment  models employed with respect to the Fund.  Golden furnishes to Wells Fargo Bank periodic reports on the investment  activity and  performance of the Fund.  Golden also furnishes such additional  reports and information as Wells Fargo and the Trust's Board of
Trustees and officers may reasonably request.

         As compensation for its sub-advisory services, Golden is entitled to receive a monthly fee equal to an annual rate of 0.25% of the first $250 million of the Fund's average daily net assets on an annual basis 0.23% of assets above
$250 million to $500 million, and 0.20% of assets over $500 million. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

         Administrator. The Trust has retained Wells Fargo Bank as Administrator on behalf of the Fund. Under the  Administration  Agreement  between Wells Fargo
Bank and the Trust,  Wells Fargo Bank shall provide as administration  services, among other things: (i) general  supervision of the Fund' operations,  including coordination  of the  services  performed  by  The  Fund's  investment  advisor, transfer agent, custodian,  shareholder servicing agent(s), independent auditors
and  legal  counsel,   regulatory  compliance,   including  the  compilation  of
information  for  documents  such as reports to, and filings  with,  the SEC and
state   securities   commissions;   and  preparation  of  proxy  statements  and
shareholder reports for the Fund; and (ii) general  supervision  relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's  officers and Board of Trustees.  Wells Fargo Bank also furnishes office space and certain  facilities  required for conducting the Fund' business together with ordinary clerical and bookkeeping  services.  The Administrator is entitled to receive a fee of up to 0.15% of the Fund's  average daily net assets on an annual basis.


         Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at
 111 Center Street, Little Rock, Arkansas  72201, serves as Distributor for the
Fund.

         Shareholder Servicing Agent. The Fund has approved a Servicing Plan and has entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder
Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the Fund of 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested
Trustees.

         The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of The Fund and pays all expenses of the Fund. For its services as custodian, Wells Fargo Bank MN is entitled to receive 0.02% of the average daily net assets of the Fund except the Gateway Funds.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee of $5,000 and a fee equal to 0.0025% of the average annual daily net assets of the Fund and certain out of pocket expenses.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Fund. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Fund of the Trust, Wells Fargo Core Trust and Wells Fargo
Variable Trust.

         Underwriting Commissions.  Stephens serves as the principal underwriter distributing securities of the Fund on a continuous
         ------------------------
basis.

                                                PERFORMANCE CALCULATIONS

         The Fund may  advertise  certain  yield and total  return  information.
Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders,  these figures may also be compared to the performance of other  mutual  funds  tracked by mutual fund rating  services or to unmanaged indices which may assume  reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund. Annual and Semi-Annual Reports for the Fund may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return: The Fund may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

         Cumulative  Total  Return:   In  addition  to  the  above   performance
information,  the Fund may also  advertise  the  cumulative  total return of the
Fund. Cumulative total return is based on the overall percentage change in value of a  hypothetical  investment  in the Fund,  assuming  all Fund  dividends  and capital gain distributions are reinvested,  without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of the Nasdaq 100 Index, the S&P 500
Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages,
Real Estate Investment Averages (as reported by the National Association of Real
Estate  Investment  Trusts),  Gold Investment  Averages  (provided by World Gold
Council),  Bank Averages (which are calculated from figures supplied by the U.S.
League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank
Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price
Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The Nasdaq 100 Index, S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA
Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Fund or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The
Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related
"Tax Freedom Day."

         From  time to  time,  the  Fund may use the  following  statements,  or variations  thereof, in advertisements and other promotional  materials:  "Wells
Fargo Bank,  as a  Shareholder  Servicing  Agent for the Wells Fargo Funds Trust
Funds,  provides various services to its customers that are also shareholders of the Fund.  These  services may include  access to Wells Fargo Funds Trust Funds'
account  information  through Automated Teller Machines (ATMs), the placement of purchase  and  redemption  requests  for shares of the Fund through ATMs and the
availability  of  combined  Wells  Fargo  Bank  and  Stagecoach   Funds  account
statements."

         The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly
"Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey
"America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo
Bank and its affiliates managed over $131 billion in assets.

         The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account,
California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep
Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Fund through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep
Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep
Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

         The Trust may  disclose in  advertising  and other types of  literature that investors can open and maintain Sweep Accounts over the Internet or through
other  electronic   channels   (collectively,   "Electronic   Channels").   Such
advertising and other literature may discuss the investment options available to investors,  including  the  types of  accounts  and any  applicable  fees.  Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled  out  completely  through  Electronic  Channels.  Advertising  and  other literature  may disclose that Wells Fargo Bank may maintain Web sites,  pages or other information sites accessible through Electronic  Channels (an "Information
Site") and may describe the  contents and features of the  Information  Site and instruct  investors  on how to  access  the  Information  Site  and open a Sweep
Account.  Advertising  and other  literature  may also  disclose the  procedures employed  by Wells  Fargo  Bank to secure  information  provided  by  investors, including  disclosure  and  discussion  of the tools and services for  accessing
Electronic   Channels.   Such   advertising  or  other  literature  may  include
discussions of the advantages of  establishing  and  maintaining a Sweep Account through Electronic  Channels and testimonials from Wells Fargo Bank customers or
employees  and  may  also  include   descriptions  of  locations  where  product
demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo
Bank as one of the largest money managers in the United States.


         The Trust also may disclose in sales literature the distribution rate on the shares of the Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share of the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities  of the Fund for which market  quotations  are available are valued at latest  prices.  Any  security  for  which  the  primary  market is an exchange  is  valued  at the  last  sale  price on such  exchange  on the day of valuation  or, if there was no sale on such day,  the latest bid price quoted on such day. If the values reported on a foreign  exchange are materially  affected by events  occurring  after the close of the  foreign  exchange,  assets  may be valued by a method that the Board of Trustees believes  accurately reflects fair value. In the case of other securities, including U.S. Government securities but excluding money market  instruments  maturing in 60 days or less, the valuations are based on  latest  quoted  bid  prices.  Money  market  instruments  and debt securities  maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities  maturing in
60 days or less, are valued at latest quoted bid prices.  Futures contracts will be marked to market daily at their respective  settlement  prices  determined by the  relevant  exchange.  Prices may be  furnished  by a  reputable  independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent  pricing  service may be determined  without  exclusive  reliance on
quoted   prices  and  may  take  into  account   appropriate   factors  such  as
institutional-size  trading in similar  groups of  securities,  yield,  quality, coupon rate, maturity,  type of issue, trading  characteristics and other market data. All other securities and other assets of the Fund for which current market quotations  are not readily  available are valued at fair value as determined in good faith by the Trust's  Board of Trustees and in accordance  with  procedures adopted by the Trustees.


         Foreign portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board of Trustees, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares may be purchased on any day the Fund is open for  business.  The
Fund is open for  business  each day the NYSE is open for  trading (a  "Business
Day").  Currently,  the NYSE is closed on New Year's Day, Martin Luther King Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund reserves the right to reject any purchase orders, and may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940
Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.





                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services.
Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing  orders for portfolio  securities  of the Fund,  Wells Fargo
Bank is required to give primary  consideration  to obtaining the most favorable price and  efficient  execution.  This means that Wells  Fargo Bank will seek to execute each  transaction  at a price and  commission,  if any, that provide the
most   favorable   total  cost  or  proceeds   reasonably   attainable   in  the
circumstances.  Commission rates are established  pursuant to negotiations  with the broker based on the quality and quantity of execution  services  provided by the broker in the light of generally  prevailing rates. The allocation of orders among brokers and the  commission  rates paid are reviewed  periodically  by the
Board of Trustees.

         Wells Fargo Bank, as the Investment Advisor for the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms.
Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo
Bank deems portfolio changes appropriate.


                                                          FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

         Except for the  expenses  borne by Wells Fargo Bank and  Stephens,  the
Trust  bears all costs of its  operations,  including  the  compensation  of its
Trustees  who are not  affiliated  with  Stephens  or Wells Fargo Bank or any of their  affiliates;  Advisory,  shareholder  servicing and  administration  fees;
payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent  auditors,  legal counsel,  transfer  agent and dividend  disbursing agent;  expenses  of  redeeming  shares;  expenses  of  preparing  and  printing prospectuses  (except the expense of printing and mailing  prospectuses used for
promotional   purposes,   unless   otherwise   payable   pursuant  to  a  Plan),
shareholders'  reports,  notices,  proxy  statements  and reports to  regulatory
agencies;   insurance  premiums  and  certain  expenses  relating  to  insurance coverage;  trade  association  membership  dues;  brokerage  and other  expenses connected with the execution of portfolio transactions; fees and expenses of its custodian,  including  those for keeping books and accounts and  calculating the
NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance,  registration and  qualification of the Fund's shares;  pricing services, and any extraordinary expenses.  Expenses attributable to the Fund are charged against Fund assets.  General  expenses of the Trust are allocated among all of the funds of the Trust,  including the Fund, in a manner proportionate to the net assets of the Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.


                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of The Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

         General.  The  Trust  intends  to  continue  to  qualify  The Fund as a regulated  investment company under Subchapter M of the Internal Revenue Code of
1986,  as amended (the  "Code"),  as long as such  qualification  is in the best interests  of the  Fund's  shareholders.  The Fund will be treated as a separate entity for  federal  income  tax  purposes.  Thus,  the  provisions  of the Code
applicable  to  regulated   investment   companies  generally  will  be  applied
separately  to The  Fund,  rather  than to the  Trust as a whole.  In  addition, capital gains, net investment  income, and operating expenses will be determined separately for The Fund. As a regulated investment company, The Fund will not be taxed  on  its  net  investment  income  and  capital  gain  distributed  to its shareholders.

         Qualification  as  a  regulated   investment  company  under  the  Code
requires,  among other  things,  that The Fund derive at least 90% of its annual gross  income  from  dividends,  interest,  certain  payments  with  respect  to securities  loans,  gains  from  the  sale or  other  disposition  of  stock  or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options,  futures or forward  contracts) derived with respect to its business of investing  in such  stock,  securities  or  currencies;  and (b)  diversify  its holdings so that, at the end of each quarter of the taxable  year,  (i) at least
50% of the market value of the Fund's assets is represented by cash,  government securities  and other  securities  limited  in  respect  of any one issuer to an amount  not  greater  than 5% of the Fund's  assets  and 10% of the  outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets  is  invested  in the  securities  of any one  issuer  (other  than  U.S.
Government   obligations  and  the  securities  of  other  regulated  investment companies),  or in two or more  issuers  which the Fund  controls  and which are determined to be engaged in the same or similar trades or businesses.

         The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year.
However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

         Excise Tax. A 4%  nondeductible  excise tax will be imposed on the Fund
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

   Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

   Gains  recognized  on  the  disposition  of  a  debt  obligation   (including
   tax-exempt obligations) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market  discount which  accrued,  but was not previously recognized pursuant to an available election,  during the term the
   Fund held the debt obligation.

   If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

   The amount of any gain or loss realized by the Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent
   (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

   Under Section 988 of the Code, the Fund  generally  will  recognize  ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio  securities is attributable to changes in foreign currency exchange rates.  In addition,  gain or loss realized on the  disposition  of a foreign currency forward  contract,  futures  contract,  option or similar  financial instrument,  or of foreign  currency  itself,  will  generally  be treated as ordinary  income or loss.  The Fund  will  attempt  to  monitor  Section  988 transactions, where applicable, to avoid adverse Federal income tax impact.

   Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions.
   Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

   If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract;
   or (iii) a futures or forward contract.

   If the Fund  purchases  shares  in a  "passive  foreign  investment  company"
   ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

   Foreign Taxes. Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United
   States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the International Equity Fund and International Fund expect to qualify for the election. However, even if the Fund qualifies for the election, foreign taxes will only pass-through to the Fund shareholder if
   (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund distributions corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

   An individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

   Capital Gain Distributions. Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

   Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

   If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.


     Foreign  Shareholders.  Under the Code,  distributions  attributable to net investment  income, net short-term capital gain and certain other items realized by the Fund and paid to a  nonresident  alien  individual,  foreign trust (i.e., trust  which  a  U.S.  court  is  able  to  exercise  primary  supervision  over administration  of that trust and one or more U.S.  persons  have  authority  to control substantial  decisions of that trust),  foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source),  foreign corporation, or foreign  partnership (each, a "foreign  shareholder") will be subject to U.S.
withholding  tax (at a rate  of 30% or a  lower  treaty  rate,  if  applicable).
Withholding  will not  apply  if a  distribution  paid by the Fund to a  foreign shareholder is "effectively  connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent  establishment of
the  foreign   shareholder),   in  which  case  the  reporting  and  withholding
requirements  applicable to U.S. persons will apply.  Capital gain distributions generally are not subject to tax withholding.


         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding.
Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

   Corporate Shareholders. Corporate shareholders of the Fund may be eligible for the dividends-received deduction on dividends distributed out of the Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

   Tax-Deferred Plan. The shares of the Fund are available for a variety of tax-deferred retirement and other plans, including Individual Retirement
   Accounts  ("IRA"),  Simplified  Employee Pension Plans  ("SEP-IRA"),  Savings
   Incentive  Match  Plans  for  Employees  ("SIMPLE  plans"),  Roth  IRAs,  and
   Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

   Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts.
   Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

   The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                  CAPITAL STOCK

         The Fund is one of the funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors.
Each share in the Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class.
Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in the Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one
Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of July 24, 2000 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.


                        5% OWNERSHIP AS OF JULY 24, 2000


                                                   Name and                           Type of           Percentage
            Fund                                   Address                           Ownership           of Class

Nasdaq 100 Tilt Fund           Stephens Inc.                                         Record
     Class O                   111 Center Street, Suite 300
                               Little Rock, AR 72201


         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER

         The Trust's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

         Morrison & Foerster LLP, 2000  Pennsylvania  Avenue,  N.W., Suite 5500,
Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund' Prospectus.


                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the  independent  auditors for the Trust.
KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.







i
Bowne Conversion
dc-74483
dc-203811


                             WELLS FARGO FUNDS TRUST
                                                        Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated July 24, 2000

                             NEBRASKA TAX-FREE FUND

                               Institutional Class


         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Nebraska Tax-Free Fund (the "Fund"), a series in the Trust's family of funds. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). This SAI relates to the Institutional Class shares of the Fund.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated July 24, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.







                                                     i
                                TABLE OF CONTENTS


                                                                                                         Page

Investment Policies.........................................................................................1
Additional Permitted Investment Activities and Associated Risks.............................................2
Special Considerations Affecting Nebraska Municipal Obligations............................................16
Management ................................................................................................16
Performance Calculations...................................................................................19
Determination of Net Asset Value...........................................................................22
Additional Purchase and Redemption Information.............................................................22
Portfolio Transactions.....................................................................................23
Fund Expenses..............................................................................................24
Income Taxes...............................................................................................25
Capital Stock..............................................................................................29
Other......................................................................................................30
Counsel....................................................................................................31
Independent Auditors.......................................................................................31
Appendix..................................................................................................A-1




                                                    26
                                                     1
                                                  INVESTMENT POLICIES

         Fundamental Investment Policies

         The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund. The Fund may not:

         (1) Purchase  the  securities  of issuers  conducting  their  principal business  activity in the same  industry if,  immediately  after and as a result thereof,  the value of the Fund's  investments  in that industry  would equal or exceed 25% of the current  value of the Fund's total  assets,  provided that (i)
this  restriction  does not limit the Fund's  investments in securities of other
investment   companies,   (ii)  this  restriction  does  not  limit  the  Fund's
investments  in municipal  securities,  (iii) the Fund may invest 25% or more of the current  value of its total assets in private  activity  bonds or notes that are the ultimate  responsibility  of  non-government  issuers  conducting  their principal  business activity in the same industry;  and (iv) the Fund may invest
25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities  the interest and principal on which are paid from revenues of similar type projects;

         (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (5) underwrite  securities of other issuers,  except to the extent that the purchase of permitted  investments  directly from the issuer thereof or from an underwriter  for an issuer and the later  disposition  of such  securities in
accordance  with  the  Fund's  investment   program  may  be  deemed  to  be  an
underwriting;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         Non-Fundamental Investment Policies

   The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of the Fund's shareholders.

(3) The Fund may invest in shares of other investment companies to the extent permitted under section 12(d)(1)(A) of the 1940 Act, including any rules, regulations and orders obtained thereunder.

(13) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(14) The Fund may lend  securities  from  its  portfolio  to  approved  brokers, dealers and financial institutions,  to the extent permitted under the 1940 Act, including the rules,  regulations  and exemptions  thereunder,  which  currently limit such  activities  to  one-third  of the value of the Fund's  total  assets
(including  the value of the collateral  received).  Any such loans of portfolio
securities   will  be   fully   collateralized   based   on   values   that  are
marked-to-market daily.

(15) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

(16) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(17) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short
(short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

   General

   Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The Fund may  invest  in  various  types  of  asset-backed  securities.
Asset-backed  securities  are  securities  that  represent  an  interest  in  an underlying security.  The asset-backed  securities in which the Funds invest may consist  of  undivided  fractional  interests  in  pools  of  consumer  loans or
receivables  held  in  trust.   Examples  include  certificates  for  automobile
receivables  (CARS) and credit card receivables  (CARDS).  Payments of principal and interest on these asset-backed  securities are "passed through" on a monthly or other periodic basis to  certificate  holders and are typically  supported by some form of credit  enhancement,  such as a surety bond,  limited guaranty,  or subordination.  The extent of credit enhancement  varies, but usually amounts to only a  fraction  of the  asset-backed  security's  par value  until  exhausted.
Ultimately,  asset-backed  securities are dependent upon payment of the consumer loans or receivables by individuals,  and the certificate  holder frequently has no recourse to the entity that originated the loans or  receivables.  The actual maturity and realized  yield will vary based upon the  prepayment  experience of the  underlying  asset  pool  and  prevailing  interest  rates  at the  time  of prepayment.  Asset-backed  securities are relatively new  instruments and may be subject to greater  risk of default  during  periods of economic  downturn  than
other  instruments.   Also,  the  secondary  market  for  certain   asset-backed
securities  may not be as liquid as the  market for other  types of  securities, which could result in the Fund experiencing difficulty in valuing or liquidating such  securities.  The Fund may also  invest  in  securities  backed by pools of mortgages.  The investments  are described  under the heading  "Mortgage-Related
Securities."

         Bank Obligations

         The Fund may  invest in bank  obligations,  including  certificates  of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks,  foreign  subsidiaries of domestic  banks,  foreign  branches of domestic  banks,  and domestic and foreign  branches of foreign banks,  domestic savings and loan  associations and other banking  institutions.  With respect to
such  securities   issued  by  foreign  branches  of  domestic  banks,   foreign
subsidiaries  of domestic  banks,  and domestic and foreign  branches of foreign banks, the Fund may be subject to additional investment risks that are different in some  respects  from those  incurred by the Fund which  invests  only in debt obligations of domestic  issuers.  Such risks include  possible future political and economic developments,  the possible imposition of foreign withholding taxes on interest  income payable on the  securities,  the possible  establishment  of exchange  controls or the adoption of other  foreign  governmental  restrictions which might  adversely  affect the payment of  principal  and  interest on these securities and the possible seizure or nationalization  of foreign deposits.  In addition,  foreign  branches of U.S.  banks and foreign  banks may be subject to less  stringent  reserve  requirements  and to different  accounting,  auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Bonds

         Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit.
The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured
(also backed by specified collateral).

         Borrowing

         The  Fund  may  borrow  money  for  temporary  or  emergency  purposes, including the meeting of redemption  requests.  Borrowing  involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of  interest  and may  partially  offset or exceed  the  return  earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed).  Under adverse market conditions, the Fund might have to sell portfolio  securities to meet interest or principal  payments at a time when  investment  considerations  would not favor such sales.  Reverse repurchase agreements, short sales not against the box, dollar roll transactions
and  other   similar   investments   that  involve  a  form  of  leverage   have
characteristics  similar to borrowings but are not considered  borrowings if the
Fund maintains a segregated account.

         Commercial Paper

         The Fund may invest in  commercial  paper  (including  variable  amount master  demand notes) which refers to  short-term,  unsecured  promissory  notes issued by corporations to finance  short-term credit needs.  Commercial paper is usually sold on a discount  basis and has a maturity at the time of issuance not
exceeding  nine  months.   Variable   amount  master  demand  notes  are  demand
obligations which permit the investment of fluctuating amounts at varying market rates of interest  pursuant to arrangements  between the issuer and a commercial bank acting as agent for the payee of such notes  whereby  both parties have the right  to  vary  the  amount  of the  outstanding  indebtedness  on  the  notes.
Investments  by the Funds in commercial  paper  (including  variable rate demand notes and variable  rate master demand notes issued by domestic and foreign bank holding companies,  corporations and financial institutions,  as well as similar instruments issued by government agencies and instrumentalities) will consist of issues  that  are  rated  in one of  the  two  highest  rating  categories  by a
Nationally  Recognized  Ratings  Organization  ("NRRO").  Commercial  paper  may include variable- and floating-rate instruments.

         Derivative Securities

         The Fund may  invest  in  various  instruments  that may be  considered
"derivatives,"  including  structured  notes,  bonds or other  instruments  with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial  indicators  ("References") or the relative
change  in  two  or  more  References.   Some  derivative  securities  represent
relatively  recent  innovations in the bond markets,  and the trading market for these  instruments is less developed than the markets for  traditional  types of debt  instruments.  It is uncertain  how these  instruments  will perform  under different  economic  and  interest  rate  scenarios.  Because  certain  of these instruments  are leveraged,  their market values may be more volatile than other types of bonds and may  present  greater  potential  for  capital  gain or loss.
Derivative securities and their underlying instruments may experience periods of illiquidity,  which could  cause the Fund to hold a security it might  otherwise sell or could  force the sale of a security at  inopportune  times or for prices that do not reflect  current  market value.  The  possibility  of default by the issuer or the issuer's credit  provider may be greater for these  structured and derivative  instruments  than for other  types of  instruments.  As new types of derivative securities are developed and offered to investors,  the advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

         Diversification

         The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of relatively few municipal issuers. As non-diversified portfolio, the Fund may present a greater investment risk than a diversified fund. However, the Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, the Fund may not:
(a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) the Fund may not own the securities of a single issuer, other than a U.S.
Government security, with a value of more than 25% of the Fund's total assets.

         Dollar Roll Transactions

         The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

         The Fund may purchase  floating- and variable-rate  obligations such as demand notes and bonds.  Variable-rate  demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating  amounts,  which may change daily without penalty,  pursuant to direct  arrangements  between the
Fund, as lender, and the borrower.  The interest rate on a floating-rate  demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted  automatically each time such rate is adjusted.  The interest rate on a
variable-rate   demand   obligation  is  adjusted   automatically  at  specified
intervals.  The issuer of such obligations ordinarily has a right, after a given period,  to prepay in its discretion  the  outstanding  principal  amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There   generally  is  no  established   secondary   market  for  these
obligations because they are direct lending  arrangements between the lender and borrower.  Accordingly,  where these  obligations  are not secured by letters of credit or other  credit  support  arrangements,  the  Fund's  right to redeem is dependent  on the  ability of the  borrower  to pay  principal  and  interest on demand. Such obligations  frequently are not rated by credit rating agencies and the Fund may invest in  obligations  which are not so rated only if the  Advisor determines  that at the time of  investment  the  obligations  are of comparable quality to the other obligations in which such Fund may invest. The Advisor,  on behalf of the Fund,  considers on an ongoing basis the  creditworthiness  of the issuers of the floating- and  variable-rate  demand  obligations  in such Fund's portfolio.  Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

         Forward Commitment, When-Issued and Delayed-Delivery Transactions

   The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Fund will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Geographic Concentration

         The Fund invests principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. The Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by the Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

         To the extent the Fund's  investments  are  primarily  concentrated  in issuers  located in a particular  state,  the value of the Fund's  shares may be especially  affected by factors  pertaining  to that  state's  economy and other factors  specifically  affecting  the  ability  of issuers of that state to meet their  obligations.  As a result,  the value of the Fund's  assets may fluctuate more  widely  than the value of shares of a portfolio  investing  in  securities relating to a number of different states. The ability of state,  county or local governments and quasi-government  agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their  fiscal  conditions  generally.  The amounts of tax and other  revenues available to governmental issuers may be affected from time to time by economic,
political  and   demographic   conditions   within  their  state.  In  addition,
constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal,  state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private  activity  securities will depend on the economic  condition of the facility  specific revenue source from whose revenues the  payments  will be made,  which in turn,  could  be  affected  by  economic, political or demographic conditions in the state.

         Illiquid Securities

   The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund

         Guaranteed  Investment   Contracts.   Guaranteed  investment  contracts
("GICs")  are issued by  insurance  companies.  In  purchasing  a GIC,  the Fund contributes  cash to the insurance  company's  general account and the insurance company then credits to the Fund's  deposit fund on a monthly  basis  guaranteed interest at a specified  rate.  The GIC provides that this  guaranteed  interest will not be less than a certain  minimum rate. The insurance  company may assess periodic  charges  against a GIC for expense and service costs  allocable to it.
There is no  secondary  market  for GICs and,  accordingly,  GICs are  generally treated as illiquid investments. GICs are typically unrated.

         Loans of Portfolio Securities

   The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve
   Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends;
   (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

   The Fund will earn income for lending its securities  because cash collateral
   pursuant  to  these  loans  will  be  invested   subject  to  the  investment
   objectives,  principal  investment  strategies  and policies of the Fund.  In connection  with lending  securities,  the Fund may pay  reasonable  finders, administrative  and custodial fees.  Loans of securities  involve a risk that the  borrower  may fail to  return  the  securities  or may  fail to  provide additional  collateral.  In either case, the Fund could experience  delays in recovering securities or collateral or could lose all or part of the value of the  loaned  securities.  Although  voting  rights,  or  rights  to  consent, attendant  to  securities  on loan pass to the  borrower,  such  loans may be called at any time and will be called so that the  securities may be voted by the Fund if a material event  affecting the investment is to occur.  The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities  lending agent.  Borrowers and placing brokers may not be affiliated,  directly or indirectly,  with the Trust, the Advisor,  or the
   Distributor.

         Mortgage-Related Municipal Securities

         The Fund may invest in mortgage-related municipal securities, including
mortgage  pass-through   securities.   Mortgage   pass-through   securities  are
securities  representing  interests in "pools" of mortgages in which payments of both  interest  and  principal on the  securities  are made  monthly,  in effect
"passing  through"  monthly  payments  made by the  individual  borrowers on the residential  mortgage loans which  underlie the securities  (net of fees paid to the issuer or guarantor of the  securities).  Mortgage  pass-through  securities created by issuers (such as state and local housing agencies,  commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or  guarantees,  including  individual  loan,  title,  pool and hazard insurance,  and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Prepayment Risk. The stated maturities of  mortgage-related  securities may be  shortened by  unscheduled  prepayments  of  principal on the  underlying mortgages.  Therefore,  it is not  possible  to predict  accurately  the average
maturity  of  a  particular   mortgage-related  security  .  Variations  in  the
maturities  of  mortgage-related  securities  will affect the yield of the Fund.
Early repayment of principal on mortgage-related  securities may expose the Fund to a lower rate of return upon  reinvestment  of principal.  Also, if a security subject  to  prepayment  has  been  purchased  at a  premium,  in the  event  of prepayment  the  value of the  premium  may be  lost.  Like  other  fixed-income securities,  when interest rates rise, the value of a mortgage-related  security generally  will decline;  however,  when interest  rates  decline,  the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

   Collateralized  Mortgage  Obligations  ("CMOs") and Adjustable Rate Mortgages
   ("ARMs").  The Fund may also invest in  investment  grade  CMOs.  CMOs may be collateralized by whole mortgage loans but are more typically  collateralized
   by  portfolios  of  mortgage   pass-through   securities  guaranteed  by  the
   Government  National  Mortgage  Association  ("GNMA"),  the Federal Home Loan
   Mortgage Corporation or Federal National Mortgage Association ("FNMA").  CMOs
   are  structured  into multiple  classes,  with each class bearing a different stated  maturity.  Payments of principal,  including  prepayments,  are first returned to investors holding the shortest maturity class;  investors holding the longer maturity classes receive  principal only after the first class has been retired.

   As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The  Fund  may  investment  in  adjustable   rate  municipal   mortgage
securities.  The interest  rates on the mortgages  underlying  these  securities generally are readjusted at periodic  intervals ranging from one year or less to several  years in  response  to changes in a  predetermined  commonly-recognized interest rate index.  The adjustable  rate feature  should reduce,  but will not eliminate,  price  fluctuations  in such  securities,  particularly  when market interest rates fluctuate. The net asset value of the Fund's shares may fluctuate to the extent  interest  rates on underlying  mortgages  differ from  prevailing market interest rates during interim periods between  interest rate reset dates.
Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Funds sells these  portfolio  securities  before the interest rates on the  underlying  mortgages  are adjusted to reflect  prevailing  market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

         Mortgage Participation Certificates. The Fund also may invest municipal mortgage pass-through securities.  These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan  rather  than  returned  in  a  lump  sum  at  maturity.  They  are  called
"pass-through"   securities  because  both  interest  and  principal   payments,
including  prepayments,  are passed through to the holder of the security.  They are also subject to prepayment risk.

         Municipal Bonds

         The  Fund  may   invest  in   municipal   bonds.   The  two   principal
classifications of municipal bonds are "general obligation" and "revenue" bonds.
Municipal bonds are debt  obligations  issued to obtain funds for various public purposes.  Industrial  development  bonds are a specific  type of  revenue  bond backed by the credit and security of a private user. Certain types of industrial development  bonds are  issued by or on behalf of public  authorities  to obtain funds to provide privately-operated facilities.

         From time to time,  proposals have been introduced  before Congress for the purpose of restricting  or eliminating  the federal income tax exemption for interest on municipal  obligations.  For example,  under federal tax legislation enacted in 1986,  interest on certain private activity bonds must be included in an investor's  alternative  minimum taxable income, and corporate investors must treat all tax-exempt  interest as an item of tax  preference.  Moreover the Fund cannot  predict  what  legislation,  if  any,  may  be  proposed  in  the  state
legislature   regarding  the  state  income  tax  status  of  interest  on  such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio.  In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. I n the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

         Municipal Notes

         The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes
("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government,  could  adversely  affect an issuer's
ability  to  meet  its  obligations  on  outstanding  RANs.  In  addition,   the
possibility  that the  revenues  would,  when  received,  be used to meet  other obligations  could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

         Municipal Securities
         Stand-by  Commitments.  The  Fund  may  purchase  municipal  securities together  with the right to  resell  them to the  seller or a third  party at an agreed-upon  price or yield within  specified  periods  prior to their  maturity dates.  Such a right to resell is commonly known as a stand-by  commitment,  and the  aggregate  price  which  the  Fund  pays  for  securities  with a  stand-by commitment  may be higher  than the price  which  otherwise  would be paid.  The primary  purpose of this practice is to permit the Fund to be as fully  invested
as  practicable  in  municipal   securities   while   preserving  the  necessary
flexibility and liquidity to meet unanticipated redemptions. In this regard, the
Fund acquires stand-by  commitments solely to facilitate portfolio liquidity and
does  not  exercise  its  rights  thereunder  for  trading  purposes.   Stand-by
commitments  involve certain expenses and risks,  including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised,  non-marketability  of the commitment,  and  differences  between the maturity of the underlying security and the maturity of the commitment.

         The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. The Fund values stand-by commitments at zero in determining net asset value. When the Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

         Other Investment Companies

         The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii)
5% of such Fund's total assets with  respect to any one  investment  company and
(iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         Participation Interests
         The Fund may purchase participation interests such as certificates of participation in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Repurchase Agreements

         The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         The Fund may not enter into a repurchase  agreement  with a maturity of more than seven days, if, as a result, more than 15% of the market value of such
Fund's  total  net  assets  would be  invested  in  repurchase  agreements  with
maturities  of  more  than  seven  days,   restricted  securities  and  illiquid
securities.  The Fund will only enter into  repurchase  agreements  with primary broker/dealers  and  commercial  banks that meet  guidelines  established by the
Board of Trustees and that are not  affiliated  with the  Advisor.  The Fund may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

         Reverse Repurchase Agreements

         The  Fund  may  enter  into  reverse  repurchase  agreements.   Reverse
repurchase  agreements are  transactions  in which the Fund sells a security and simultaneously  commits to repurchase  that security from the buyer at an agreed upon  price on an  agreed  upon  future  date.  The  resale  price in a  reverse repurchase  agreement  reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon  repurchase  date and interest  payments are  calculated daily, often based on the prevailing  overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund,  reverse repurchase  agreements may be viewed as a form of borrowing by the Fund from the buyer,  collateralized  by the security sold by the Fund.  The Fund will use the proceeds  of  reverse  repurchase  agreements  to  Fund  redemptions  or to make investments.  In most cases  these  investments  either  mature or have a demand feature to resell to the issuer on a date not later than the  expiration  of the agreement.  Interest  costs  on  the  money  received  in a  reverse  repurchase agreement  may exceed the return  received on the  investments  made by the Fund with those  monies.  Any  significant  commitment  of the  Fund's  assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

Stripped Securities

         The   Fund   may   purchase    Treasury    receipts,    securities   of
government-sponsored  enterprises  (GSEs), and other "stripped"  securities that evidence  ownership  in  either  the  future  interest  payments  or the  future principal  payments  on U.S.  Government  and other  obligations.  The  stripped securities  the Funds may purchase are issued by the U.S.  Government (or a U.S.
Government  agency or  instrumentality)  or by  private  issuers  such as banks, corporations and other  institutions at a discount to their face value. The Fund will not purchase stripped  mortgage-backed  securities  ("SMBS").  The stripped securities  purchased by the Funds  generally are  structured to make a lump-sum payment at maturity and do not make periodic  payments of principal or interest.
Hence,  the  duration  of  these  securities  tends  to be  longer  and they are therefore more sensitive to interest rate fluctuations  than similar  securities that offer periodic payments over time. The stripped securities purchased by the
Funds are not subject to prepayment or extension risk.

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         U.S. Government Obligations

         The Fund may invest in  obligations  issued or  guaranteed  by the U.S.
Government,  its agencies or instrumentalities ("U.S. Government  Obligations").
Payment of principal  and  interest on U.S.  Government  Obligations  (i) may be backed by the full faith and credit of the United States (as with U.S.  Treasury bills and GNMA  certificates)  or (ii) may be backed  solely by the  issuing  or guaranteeing  agency or  instrumentality  itself  (as with FNMA  notes).  In the latter case  investors must look  principally  to the agency or  instrumentality issuing or guaranteeing the obligation for ultimate  repayment,  which agency or instrumentality  may be privately owned. There can be no assurance that the U.S.
Government will provide financial  support to its agencies or  instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to  fluctuations  in market value due to fluctuations in market interest rates.  As a general  matter,  the  value of debt  instruments,  including  U.S.
Government  Obligations,  declines when market interest rates increase and rises
when  market  interest  rates  decrease.   Certain  types  of  U.S.   Government
Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Nationally Recognized Ratings Organizations

         The ratings of Moody's,  S&P,  Division of McGraw  Hill,  Duff & Phelps
Credit Rating Co., Fitch  Investors  Service,  Inc.  Thomson Bank Watch and IBCA
Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund should continue to hold the obligation.

SPECIAL CONSIDERATIONS
AFFECTING NEBRASKA MUNICIPAL OBLIGATIONS
         The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska's
Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will effect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

         Governmental Units and Finances

         Nebraska has 93 counties, 535 incorporated municipalities and over 1,500 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational
Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue short falls which lead to reductions in State aid to the entities.
Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State's full faith and credit.

         Throughout the early and mid 1990s, State and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in State and local expenditures. The ending balance in the State's general fund for fiscal year ending 1999 was $292,993,012 and the projected ending balance of the general fund for fiscal year ending 2000 is $145,818,044. These ending balances do not include amounts held in the State's Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State's economy, property tax values, and the financial condition of each municipality or public authority issuing municipal securities.

         Generally, the municipal securities issued by the State's various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contained unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund's success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

         Economic Conditions

         During  the  mid  and  late  1990s,   Nebraska's  economy   experienced
consistent growth.  State employment  steadily increased from 880,246 in 1994 to an  estimated  911,100 in 1999 with almost  uniform  increases  in all  non-farm industries.  Nebraska's unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 1999, Nebraska's unemployment rate ranged from 2.6% to 2.9%.  Nebraska's  per capital  income,  while  below the  national average, grew from $20,365 in 1994 to $26,412 in 1998. Nebraska also experienced positive  net  migration  and  population  growth  in the  mid and  late  1990s, reversing net out migration  from 1974 to 1990.  Based upon Census  information,
Nebraska's population increased from 1,621,551 in 1994 to 1,666,028 in 1999.

         Historically, national economic downturns have had less economic impact on Nebraska than other states, while at the same time, Nebraska's economy traditionally has not grown as fast as others in periods of national economic expansion. During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska's gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely effected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State's gross state product over the last decade may effect the Nebraska economy's response to national economic cycles.

         Nebraska's economic trends of the 1990s appear to be continuing into the year 2000. Preliminary numbers for March 2000 indicate that Nebraska's labor force totaled 940,458 with an unemployment rate of 2.4%. Non-farm payroll jobs continued to increase into January 2000. However, manufacturing jobs in January
2000 decreased slightly over the year earlier. These numbers and current economic forecasts indicate that the Nebraska economy will continue to grow in the near future, but growth rates will slow due in large part to the State's tight labor market.

         As discussed above, most municipal securities owned by the fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State's economy and factors that effect that State's economy on most of the municipal securities is uncertain. For example, a factor that may materially effect the State's economy may or may not also effect an individual municipality's financial condition or the municipality's ability to meet its obligations pursuant to the respective municipal securities.

MANAGEMENT
         The  following   information   supplements,   and  should  be  read  in
conjunction  with,  the section in the  Prospectus  entitled  "Organization  and
Management of the Funds." The principal  occupations  during the past five years of the  Trustees  and  principal  executive  Officer[s]  of the Trust are listed below.  Trustees deemed to be "interested  persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                   Principal Occupations
Name, Age and Address                         Position             During Past 5 Years
---------------------                         --------             -------------------

*Robert C. Brown,  65 Trustee  Director,  Federal Farm Credit Banks Funding 5038
Kestral Parkway South Corporation and Farm Credit System Financial Sarasota,  FL
34231 Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee              Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee              Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee              Business Associate Professor, Wake Forest
321 Beechcliff Court                                               University, Calloway School of Business and
Winston-Salem, NC  27104                                           Accountancy since 1994; previously Associate
                                                                   Professor of Finance.

Peter G. Gordon, 56                           Trustee              Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                           Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                     Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee              Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee              President of Richard M. Leach Associates (a
P.O. Box 1888                                                      financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee              Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                   of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee              Senior Counselor to the public relations firm of
500 North State Street                                             Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                   at the Humphrey Institute, Minneapolis, Minnesota
                                                                   (a public policy organization) since January 1995.

Donald C. Willeke                             Trustee              Principal on the law firm of Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan                              President            Executive Vice President, Wells Fargo Bank, N.A.

Karla C. Rabusch                              Treasurer            Vice President, Wells Fargo Bank, N.A.

C. David Messman                              Secretary            Vice President, Wells Fargo Bank, N.A.

   Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust
   (collectively  the "Fund Complex").  Each Trustee receives an annual retainer
   (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex.

         As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

         Investment Advisor. Wells Fargo Bank provides investment advisory services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Funds with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

         As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

         General. The Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's
Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment  Sub-Advisor.  Wells  Fargo Bank has engaged  Wells  Capital
Management  Incorporated ("WCM") to serve as investment sub-advisor to the Fund.
Subject to the  direction  of the  Trust's  Board of  Trustees  and the  overall
supervision  and  control  of  Wells  Fargo  Bank  and  the  Trust,   WCM  makes
recommendations  regarding the investment and reinvestment of the Fund's assets.
WCM furnishes to Wells Fargo Bank periodic  reports on the  investment  activity and  performance of the Funds.  WCM also furnishes such  additional  reports and information  as Wells Fargo Bank and the Trust's  Board of Trustees and officers may reasonably request.

         As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Fund's average daily net assets, 0.125% of the next $400 million of the Fund's net assets, and 0.10% of net assets over $800 million. This minimum annual fee payable to WCM does not increase the advisory fee paid by the Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. Wells
Fargo Bank may, from time to time, reallocate fees and/or services provided with the sub-advisor.

         Administrator. The Trust has retained Wells Fargo Bank as Administrator on behalf of the Fund. Under the  Administration  Agreement  between Wells Fargo
Bank and the Trust,  Wells Fargo Bank shall provide as administration  services, among other things: (i) general supervision of the Fund's operations,  including coordination  of the  services  performed  by  the  Fund's  investment  Advisor, transfer agent, custodian,  shareholder servicing agent(s), independent auditors
and  legal  counsel,   regulatory  compliance,   including  the  compilation  of
information  for  documents  such as reports  to,  and  filings  with,  the U.S.
Securities and Exchange Commission ("SEC") and state securities commissions; and
preparation of proxy  statements and shareholder  reports for the Fund; and (ii)
general  supervision  relative  to the  compilation  of  data  required  for the preparation of periodic reports distributed to the Trust's officers and Board of
Trustees.  Wells Fargo Bank also furnishes  office space and certain  facilities required for conducting the Fund's business  together with ordinary clerical and bookkeeping  services.  The  Administrator is entitled to receive a fee of up to
0.15% of the Fund's average daily net assets on an annual basis.

         Distributor.  Stephens Inc. (the "Distributor"), located at 111 Center Street, Little Rock, Arkansas  72201, serves as the
         -----------
Distributor for the Funds.

         Shareholder Servicing Agent. The Fund has approved a Servicing Plan and has entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder
Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the Fund, on an annualized basis, of 0.10% of the average daily net assets of the Institutional Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive a fee of 0.02% of the average daily net assets of the Fund.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund.

         For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of the Fund and certain out-of-pocket expenses.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo
Variable Trust.

         Underwriting Commissions.  Stephens serves as the principal underwriter distributing securities of the Fund on a continuous basis.
                                                PERFORMANCE CALCULATIONS

         From time to time and only to the extent the  comparison is appropriate for the Fund or a Class of  shares,  the  Trust may  quote  the  performance  or price-earning  ratio of the Fund or a Class of in advertising and other types of literature  as compared  with the  performance  of the S&P Index,  the Dow Jones
Industrial Average,  the Lehman Brothers 20+ Treasury Index, the Lehman Brothers
5-7 Year Treasury Index,  Donoghue's Money Fund Averages, Real Estate Investment
Averages  (as  reported by the National  Association  of Real Estate  Investment
Trusts),  Gold Investment  Averages  (provided by the World Gold Council),  Bank
Averages  (which is  calculated  from  figures  supplied  by the U.S.  League of
Savings  Institutions  based  on  effective  annual  rates of  interest  on both passbook and certificate  accounts),  average annualized  certificate of deposit rates  (from the  Federal  Reserve  G-13  Statistical  Releases or the Bank Rate
Monitor),  the Salomon One Year Treasury  Benchmark  Index,  the Consumer  Price
Index (as published by the U.S.  Bureau of Labor  Statistics),  other managed or unmanaged indices or performance data of bonds, municipal securities,  stocks or government securities  (including data provided by Ibbotson  Associates),  or by other services,  companies,  publications or persons who monitor mutual funds on overall  performance  or  other  criteria.  The S&P  Index  and  the  Dow  Jones
Industrial  Average are unmanaged  indices of selected common stock prices.  The performance  of the Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking  prepared  by Lipper  Analytical  Services,  Inc.,  CDA  Investment
Technologies,   Inc.,   Bloomberg   Financial  Markets  or  Morningstar,   Inc.,
independent  services which monitor the performance of mutual funds.  The Fund's performance  will be  calculated  by relating  net asset value per share of each class  at the  beginning  of a  stated  period  to the net  asset  value  of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Fund's comparative  performance will be based on a comparison of yields,  as described  above,  or total  return,  as reported by Lipper,  Survey
Publications, Donoghue or Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of the Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of the Fund; (ii) other government statistics, including, but not limited to, The
Survey of Current Business, may be used to illustrate investment attributes of each class of shares of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of the Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of the Fund with respect to the particular industry or sector.

   The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The
   Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax
   Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRRO, such as Standard Poor's
Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the performance of each class of shares of the Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

         From  time to  time,  the  Fund may use the  following  statements,  or variations  thereof, in advertisements and other promotional  materials:  "Wells
Fargo Bank,  as a Shareholder  Servicing  Agent for the Wells Fargo Funds Trust,
provides  various  services to its customers that are also  shareholders  of the
Funds.  These services may include  access to Wells Fargo Funds Trust's  account information  through Automated Teller Machines (ATMs), the placement of purchase
and  redemption   requests  for  shares  of  the  Funds  through  ATMs  and  the availability  of combined  Wells Fargo Bank and Wells Fargo Funds Trust  account statements."

         The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc.
(formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

         The Trust may  disclose in  advertising  and other types of  literature that investors can open and maintain Sweep Accounts over the Internet or through
other  electronic   channels   (collectively,   "Electronic   Channels").   Such
advertising and other literature may discuss the investment options available to investors,  including  the  types of  accounts  and any  applicable  fees.  Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled  out  completely  through  Electronic  Channels.  Advertising  and  other literature  may disclose that Wells Fargo Bank may maintain Web sites,  pages or other information sites accessible through Electronic  Channels (an "Information
Site") and may describe the  contents and features of the  Information  Site and instruct  investors  on how to  access  the  Information  Site  and open a Sweep
Account.  Advertising  and other  literature  may also  disclose the  procedures employed  by Wells  Fargo  Bank to secure  information  provided  by  investors, including  disclosure  and  discussion  of the tools and services for  accessing
Electronic   Channels.   Such   advertising  or  other  literature  may  include
discussions of the advantages of  establishing  and  maintaining a Sweep Account through Electronic  Channels and testimonials from Wells Fargo Bank customers or
employees  and  may  also  include   descriptions  of  locations  where  product
demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo
Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m.
(Central  time),  4:00  p.m.  (Eastern  time))  on each day the New  York  Stock
Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's
Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a
"Business Day"). Currently,  the NYSE is closed on New Year's Day, Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day,  Thanksgiving  Day and  Christmas  Day (each a  "Holiday").  When any
Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact the Distributor.
In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of non-equity  securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers  serving as market makers for the  securities  at a net price.  The Fund also will  purchase  portfolio  securities  in  underwritten  offerings  and may purchase securities directly from the issuer.  Generally,  municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage  commissions.  The cost of executing the Fund's  portfolio  securities
transactions   will  consist   primarily  of  dealer  spreads  and  underwriting
commissions.  Under  the  1940  Act,  persons  affiliated  with  the  Trust  are prohibited  from  dealing with the Trust as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions is obtained from the SEC or an  exemption  is  otherwise  available.  The Fund may  purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain  conditions in accordance  with the  provisions of a rule adopted  under the 1940 Act and in  compliance  with  procedures  adopted by the
Board of Trustees.

         Wells Fargo Bank, as Advisor to the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo
Bank deems portfolio changes appropriate.


                                  FUND EXPENSES

   As of the date of this SAI, Wells Fargo Bank is contractually obligated to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. The contract remains in effect unless the Board acts to reduce or eliminate such waivers. Actual waivers will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

   Except for the  expenses  borne by Wells Fargo Bank and  Stephens,  the Trust bears  all  costs  of  its  operations,  including  the  compensation  of its
   Trustees,  who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates;  advisory,  shareholder  servicing and administration fees;
   payments pursuant to any Plan; interest charges;  taxes; fees and expenses of
   its  independent  auditors,  legal  counsel,   transfer  agent  and  dividend
   disbursing  agent;  expenses of redeeming  shares;  expenses of preparing and
   printing   Prospectuses   (except  the   expense  of  printing   and  mailing
   Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan),  shareholders' reports,  notices, proxy statements and reports to regulatory  agencies;  insurance  premiums and certain  expenses  relating to insurance coverage;  trade association  membership dues;  brokerage and other expenses  connected  with the execution of portfolio  transactions;  fees and expenses of its custodian, including those for keeping books and accounts and calculating  the  net  asset  value  per  share  of  the  Fund;  expenses  of shareholders' meetings;  expenses relating to the issuance,  registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust,  including the Fund, in a manner proportionate to the net assets of the Fund, on a  transactional  basis, or on such other basis as the Trust's Board of Trustees deems equitable.


                                  INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal and Nebraska income taxes.

         General.  The  Trust  intends  to  continue  to  qualify  the Fund as a regulated  investment company under Subchapter M of the Internal Revenue Code of
1986,  as amended (the  "Code"),  as long as such  qualification  is in the best interests  of the  Fund's  shareholders.  The Fund will be treated as a separate entity for  federal  income  tax  purposes.  Thus,  the  provisions  of the Code
applicable  to  regulated   investment   companies  generally  will  be  applied
separately  to the  Fund,  rather  than to the  Trust as a whole.  In  addition, capital gains, net investment  income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed  on  its  net  investment  income  and  capital  gain  distributed  to its shareholders.

         Qualification  as  a  regulated   investment  company  under  the  Code
requires,  among other  things,  that the Fund derive at least 90% of its annual gross  income  from  dividends,  interest,  certain  payments  with  respect  to securities  loans,  gains  from  the  sale or  other  disposition  of  stock  or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options,  futures or forward  contracts) derived with respect to its business of investing  in such  stock,  securities  or  currencies;  and (b)  diversify  its holdings so that, at the end of each quarter of the taxable  year,  (i) at least
50% of the market value of the Fund's assets is represented by cash,  government securities  and other  securities  limited  in  respect  of any one issuer to an amount  not  greater  than 5% of the Fund's  assets  and 10% of the  outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets  is  invested  in the  securities  of any one  issuer  (other  than  U.S.
Government   obligations  and  the  securities  of  other  regulated  investment companies),  or in two or more  issuers  which the Fund  controls  and which are determined to be engaged in the same or similar trades or businesses.

         The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year.
However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

         Excise Tax. A 4%  nondeductible  excise tax will be imposed on the Fund
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

         Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by the Fund generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract.

         Capital Gain Distributions. Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.


     Foreign Shareholders.  Under the Code, distributions attributable to income on taxable  investments,  net  short-term  capital gain and certain  other items realized by the Fund and paid to a nonresident alien  individual,  foreign trust
(i.e.,  trust which a U.S. court is able to exercise  primary  supervision  over administration  of that trust and one or more U.S.  persons  have  authority  to control substantial  decisions of that trust),  foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source),  foreign corporation, or foreign  partnership (each, a "foreign  shareholder") will be subject to U.S.
withholding  tax (at a rate  of 30% or a  lower  treaty  rate,  if  applicable).
Withholding  will not  apply  if a  distribution  paid by the Fund to a  foreign shareholder is "effectively  connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent  establishment of
the  foreign   shareholder),   in  which  case  the  reporting  and  withholding
requirements  applicable to U.S. persons will apply.  Capital gain distributions generally are not subject to tax withholding.


         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding.
Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

         Tax-Exempt Investors and Tax-Deferred Plans. Shares of the Fund would not be suitable investments for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

         Additional Considerations for the Nebraska Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on dividends paid by the Nebraska Tax-Free Fund so long as the Fund continues as a regulated investment company and to the extent that such dividends qualify as exempt-interest dividends and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States.
Distributions, characterized as long-term capital gains for federal income tax purposes will generally receive the same characterization for Nebraska tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions' franchise tax, fund dividends may effect the determination of such shareholder's franchise tax.

         All shareholders of the Nebraska Tax-Free Fund should consultant their own tax advisors about other State and local tax consequences of their investment in the Fund.

         Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts.
Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The  foregoing   discussion  and  the  discussions  in  the  Prospectus
applicable  to each  shareholder  address  only some of the  federal  income and
Nebraska tax considerations  generally  affecting  investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

CAPITAL STOCK
         The Fund is one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors.
Each share in the Fund represents an equal, proportionate interest in the Fund with other shares. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds offered.

         All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i)
67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

         Each share of the Fund represents an equal proportional interest in the
Fund with each other share and is entitled to such  dividends and  distributions out of the income earned on the assets  belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the  liquidation or dissolution of the  Trust,  shareholders  of the Fund are  entitled  to  receive  the assets
attributable  to  that  Fund  that  are  available  for   distribution,   and  a
distribution  of any general  assets not  attributable  to a particular  Fund or portfolio that are available for  distribution  in such manner and on such basis as the Trustees in their sole discretion may determine.

   Set forth below, as of July 24, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                        5% Ownership AS OF JULY 24, 2000

                                                                                Type of       Percentage
               Fund                            Name and Address                Ownership        of Class

NEBRASKA TAX-FREE
   Institutional Class                 Stephens Inc.                             Record           100%
                                       111 Center Street, Suite 300
                                       Little Rock, AR  72201



   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER

   The Trust's Registration Statement,  including the Prospectus and SAI for the
   Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

   Morrison  &  Foerster  LLP,  2000  Pennsylvania  Avenue,  N.W.,  Suite  5500,
   Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's
   Prospectus.


                              INDEPENDENT AUDITORS

   KPMG LLP has been selected as the  independent  auditors for the Trust.  KPMG
   LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.








                                                    A-2
                                                        APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

         Corporate Bonds

         Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa,"
"A" and "Baa."  Bonds  rated  "Aaa" are judged to be of the "best  quality"  and carry the  smallest  amount of  investment  risk.  Bonds rated "Aa" are of "high quality by all  standards,"  but margins of  protection  or other  elements make long-term risks appear somewhat greater than "Aaa" rated bonds.  Bonds rated "A"
possess many  favorable  investment  attributes  and are  considered to be upper medium grade  obligations.  Bonds rated "Baa" are  considered to be medium grade obligations;  interest  payments and principal  security appear adequate for the
present,   but   certain   protective   elements   may  be  lacking  or  may  be
characteristically  unreliable  over any great  length of time.  Such bonds lack
outstanding   investment   characteristics   and  in   fact   have   speculative
characteristics as well. Moody's also applies numerical  modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system.  The modifier 1 indicates  that the security  ranks in the higher end of its category;  the modifier 2 indicates a mid-range ranking;  and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest  ratings for corporate  and  municipal  bonds are
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have  "an  extremely  strong  capacity"  to pay  interest  and  repay principal.  Bonds rated "AA" have a "very  strong  capacity" to pay interest and repay  principal  and "differ from the highest rated  obligations  only in small degree."  Bonds rated "A" have a "strong  capacity"  to pay  interest  and repay principal,  but are "somewhat more susceptible" to adverse effects of changes in
economic   conditions  or  other   circumstances  than  bonds  in  higher  rated
categories.  Bonds  rated  "BBB" are  regarded  as having  "adequate  protection parameters"  to pay  interest  and repay  principal,  but  changes  in  economic conditions  or  other  circumstances  are  more  likely  to lead to a  "weakened capacity"  to make  such  repayments.  The  ratings  from  "AA" to "BBB"  may be modified  by the  addition  of a plus or minus  sign to show  relative  standing within the category.

         Commercial Paper

   Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.





   S&P: The "A-1" rating for commercial paper is rated "in the highest category"
   by S&P and "the  obligor's  capacity to meet its financial  commitment on the obligation  is strong." The "A-1+"  rating  indicates  that said  capacity is
   "extremely   strong."  The  A-2  rating   indicates  that  said  capacity  is
   "satisfactory," but that corporate and municipal commercial paper rated "A-2"
   is  "more  susceptible"  to  the  adverse  effects  of  changes  in  economic conditions  or other  circumstances  than  commercial  paper  rated in higher rating categories.






                                                    C-6
                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.
              --------

      Exhibit
      Number                                      Description

        (a)                   -  Amended and Restated Declaration of Trust,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (b)                   -  Not applicable.

        (c)                   -  Not applicable.

        (d)(1)(i)             -  Investment Advisory Agreement with Wells Fargo
                                 Bank, N.A., incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

                (ii)          -  Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Bank, N.A.

             (2)(i)           -  Sub-Advisory Contract with Barclays Global Fund Advisors, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

                  (ii)        -  Sub-Advisory Contract with Galliard Capital Management, Inc., incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

                  (iii)       -  Sub-Advisory Contract with Peregrine Capital Management, Inc., incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

                  (iv)        -  Sub-Advisory Contract with Schroder Capital Management, Inc., incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

                  (v)         -  Sub-Advisory Contract with Smith Asset Management, L.P., filed herewith.

                  (vi)        -  Form of Sub-Advisory Contract with Wells Capital Management, Inc., incorporated by reference to
                                 Post-effective Amendment No. 1, filed May 28, 1999.

        (e)(i)                -  Form of Distribution Agreement along with Form of Selling Agreement, incorporated by reference to
                                 Post-effective Amendment No. 1, filed May 28, 1999.

            (ii)              -  Distribution Plan, incorporated by reference to Post-Effective Amendment No. 8, filed December 17,
                                 1999.

        (f)                   -  Not applicable.

        (g)(1)                -  Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

             (2)              -  Custody Agreement with Norwest Bank Minnesota, N.A., incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

             (3)              -  Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells
                                 Fargo Bank, N.A. and Norwest Bank Minnesota, N.A., incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (h)(1)                -  Administration Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

             (2)(i)           -  Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 9, filed
                                 February 1, 2000.

             (3)              -  Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

             (4)              -  Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 8, filed
                                 December 17, 1999.

             (5)              -  Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment
                                 No. 8, filed December 17, 1999.

        (i)                   -  Legal Opinion, filed herewith.

        (j)(1)                -  Power of Attorney, Robert C. Brown

            (2)               -  Power of Attorney, Donald H. Burkhardt

            (3)               -  Power of Attorney, Jack S. Euphrat

            (4)               -  Power of Attorney, Thomas S. Goho

            (5)               -  Power of Attorney, Peter G. Gordon

            (6)               -  Power of Attorney, W. Rodney Hughes

            (7)               -  Form of Power of Attorney, Richard M. Leach

            (8)               -  Power of Attorney, J. Tucker Morse

            (9)               -  Power of Attorney, Timothy J. Perry

            (10)              -  Power of Attorney, Donald C. Willeke

            (11)              -  Power of Attorney, Michael J. Hogan

            (12)              -  Power of Attorney, Karla M. Rabusch

        (k)                   -  Not applicable.

        (l)                   -  Not applicable.

        (m)                   -  Rule 12b-1 Plan, incorporated by reference to Post-effective Amendment No. 8, filed December
                                 17, 1999.

        (n)                   -  Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 8, filed December
                                 17, 1999.

        (p)                   -  Code of Ethics, filed herewith.


Item 24.        Persons Controlled by or Under Common Control with the Fund.
                -----------------------------------------------------------

                Registrant believes that no person is controlled by or under common control with Registrant.


Item 25.        Indemnification.
                ---------------

                Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.        Business and Other Connections of Investment Adviser.
                ----------------------------------------------------

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company.

                (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo
Institutional  Trust  Company),  serves as an advisor or  sub-adviser to various
Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (c)  Wells  Capital  Management  Incorporated,   a  wholly-owned
subsidiary of Wells Fargo Bank, N.A.,  serves as sub-adviser to various Funds of the Trust. The description of Wells Capital  Management ("WCM") in Parts A and B
of this Registration  Statement is incorporated by reference in Parts A and B of this  Registration  Statement is incorporated by reference  herein.  None of the directors and principal  executive  officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.



     (d) Peregrine Capital  Management,  Inc., a subsidiary of Wells Fargo Bank,
N.A., serves as sub-adviser to various Funds of the Trust. The description of Peregrine Capital Management, Inc. ("Peregrine") in Parts A and B of the
Registration Statement, is incorporated by reference herein. The following are the directors and principal executive officers of Peregrine who serve in similar capacities of a substantial nature for other entities.

                                                                  Principal Business(es)
                                                                  at Least the Last
Name                           Position                           Two Fiscal Years

James R. Campbell              President, Chief Executive         Norwest Bank Minnesota, N.A.
Director                       Officer, Director                  6th & Marquette
                                                                  Minneapolis, MN  55479-0116



     (e)  Schroder   Investment   Management  North  America  Inc.,   serves  as
sub-adviser  to  various  Funds  of  the  Trust.  The  description  of  Schroder
Investment  Management  North  America  Inc.  ("SIMNA")  in Parts A and B of the
Registration  Statement are incorporated by reference herein. The address is 787
Seventh Avenue,  34th Floor,  New York, NY 10019.  Schroder  Capital  Management
International  Limited  ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment  management services to international  clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St.,  London ECZV 7QA,  United  Kingdom.  To the  knowledge of the
Registrant,  none of the directors or executive  officers of this sub-adviser is or has been at any time  during the last two fiscal  years  engaged in any other business,  profession,  vocation or employment of a substantial  nature,  except that certain  executive  officers also hold various positions with and engage in business for Wells Fargo & Company.

                (f) Galliard Capital Management, Inc., serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard Capital Management,
Inc. ("Galliard") in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (g) Smith Asset Management, L.P., serves as sub-adviser to various Funds of the Trust. The descriptions of Smith Asset Management, L.P.
("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750, Dallas,
Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------


     (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund
Trust,  Nations Fund Portfolios,  Inc., Nations LifeGoal Funds, Inc. and Nations
Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master
Investment Portfolio, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

                (c)      Not applicable.

Item 28.      Location of Accounts and Records.
              --------------------------------

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center
Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San
Francisco, California 94105.

              (c) BGFA and BGI maintains all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

              (d)    Stephens maintains all Records relating to its services as distributor at 111 Center Street,
                     Little Rock, Arkansas 72201.

              (e)    Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th &
                     Marquette, Minneapolis, Minnesota 55479-0040.

              (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San
Francisco, California 94105.

              (g)    Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

              (h)    Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

              (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite
250, Dallas, Texas 75201.

              (j)    Schroder Investment Management, North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

Item 29.  Management Services.
          -------------------

                Other than as set forth  under the  captions  "Organization  and
Management  of  the  Funds""  in the  Prospectus  constituting  Part  A of  this
Registration   Statement  and   "Management"  in  the  Statement  of  Additional
Information  constituting Part B of this Registration Statement,  the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------






                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 10th day of May, 2000.

                                                    WELLS FARGO FUNDS TRUST

                                                    By /s/ Dorothy A. Peters
                                Dorothy A. Peters
                               Assistant Secretary
                                                          (Attorney-in-Fact for Principal Financial Officer)

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                                              Date

                *                            Trustee
Robert C. Brown

                *                            Trustee
Donald H. Burkhardt

                *                            Trustee
Jack S. Euphrat

                *                            Trustee
Thomas S. Goho

                *                            Trustee
Peter G. Gordon

                *                            Trustee
W. Rodney Hughes

                *                            Trustee
Richard M. Leach

                *                            Trustee
J. Tucker Morse

                *                            Trustee
Timothy J. Penny

                                             Trustee
Donald C. Willeke

*By:  /s/ Dorothy A. Peters
       Dorothy A. Peters
       As Attorney-in-Fact
       May 10, 2000




                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form
N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 10th day of May, 2000.

                                            WELLS FARGO CORE TRUST

                                            By    /s/ Dorothy A. Peters
                                                  Dorothy A. Peters
                                                  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                                              Date

                *                            Trustee
------------------------------------
(Robert C. Brown)

                *                            Trustee
------------------------------------
(Jack S. Euphrat)

                *                            Trustee
------------------------------------
(Thomas S. Goho)

                *                            Trustee
------------------------------------
(Peter Gordon)

                *                            Trustee
------------------------------------
(W. Rodney Hughes)

                *                            Trustee
------------------------------------
(J. Tucker Morse)

                *                            Trustee
------------------------------------
(Donald H. Burkhardt)

                *                            Trustee
------------------------------------
(Richard M. Leach)

                *                            Trustee
------------------------------------
(Timothy J. Penny)

                                             Trustee
------------------------------------
(Donald C. Willeke)

By  /s/ Dorothy A. Peters                                                                       5/10/00
   ---------------------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     May 10, 2000




                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                                                Description


EX-99.B(i)                    Opinion and Consent of Counsel

EX-99.B(j)(1)                 Power of Attorney, Robert C. Brown

              (2)             Power of Attorney, Donald H. Burkhardt

              (3)             Power of Attorney, Jack S. Euphrat

              (4)             Power of Attorney, Thomas S. Goho

              (5)             Power of Attorney, Peter G. Gordon

              (6)             Power of Attorney, W. Rodney Hughes

              (7)             Form of Power of Attorney, Richard M. Leach

              (8)             Power of Attorney, J. Tucker Morse

              (9)             Power of Attorney, Timothy J. Perry

              (10)            Power of Attorney, Donald C. Willeke

              (11)            Power of Attorney, Michael J. Hogan

              (12)            Power of Attorney, Karla M. Rabusch

EX-99.B(p)(1)                 Code of Ethics








                                    [GRAPHIC OMITTED][GRAPHIC OMITTED]
dc-205790
[GRAPHIC OMITTED][GRAPHIC OMITTED]




                                  May 10, 2000



Wells Fargo Funds Trust
111 Center Street
Little Rock, Arkansas  72201

              Re:    Shares of Beneficial Interests of
                     Wells Fargo Funds Trust

Ladies/Gentlemen:

              We refer to the Registration Statement on Form N-1A (SEC File Nos.
333-74295 and  811-09253)  (the  "Registration  Statement") of Wells Fargo Funds
Trust (the "Trust") relating to the registration of an indefinite number of shares of beneficial interest of the Trust (collectively, the "Shares").

              We have been requested by the Trust to furnish this opinion as Exhibit (i) to the Registration Statement.

              We have examined documents relating to the organization of the Trust and its series and the authorization and issuance of Shares of its series.

              Based upon and subject to the foregoing, we are of the opinion that:

              The issuance and sale of the Shares by the Trust has been duly and validly authorized by all appropriate action of the trust, and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.







              We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

              In addition, we hereby consent to the use of our name and to the reference to the description of advice rendered by our firm under the heading
"Counsel" in the Statement of Additional Information, which is included as part of the Registration Statement.


                                                     Very truly yours,

                           /s/ Morrison & Foerster LLP

                                                     MORRISON & FOERSTER LLP








                                                            EX-99.B(j)(1)


                                POWER OF ATTORNEY


              Robert C. Brown, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000



                                                              /s/ Robert C. Brown
                                 Robert C. Brown






                                                                   EX-99.B(j)(2)


                                POWER OF ATTORNEY


              Donald H. Burkhardt, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000



                                                              /s/ Donald H. Burkhardt
                                                              Donald H. Burkhardt





                                                                   EX-99.B(j)(3)


                                POWER OF ATTORNEY


              Jack S. Euphrat, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ Jack S. Euphrat
                                 Jack S. Euphrat





                                                                 EX-99.B(j)(4)


                                POWER OF ATTORNEY


              Thomas S. Goho, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.


Effective Date:
May 9, 2000





                                                              /s/ Thomas S. Goho
                                 Thomas S. Goho





                                                                EX-99.B(j)(5)


                                POWER OF ATTORNEY


              Peter G. Gordon, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ Peter G. Gordon
                                 Peter G. Gordon





                                                                  EX-99.B(j)(6)


                                POWER OF ATTORNEY


              W. Rodney Hughes, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ W. Rodney Hughes
                                W. Rodney Hughes





                                                                   EX-99.B(j)(7)


                                POWER OF ATTORNEY


              Richard M. Leach, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.


Effective Date:
May 9, 2000






                                Richard M. Leach





                                                                  EX-99.B(j)(8)


                                POWER OF ATTORNEY


              J. Tucker Morse, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ J. Tucker Morse
                                 J. Tucker Morse





                                                                   EX-99.B(j)(9)


                                POWER OF ATTORNEY


              Timothy J. Penny, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ Timothy J. Penny
                                Timothy J. Penny





                                                                  EX-99.B(j)(10)


                                POWER OF ATTORNEY


              Donald C. Willeke, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000





                                                              /s/ Donald C. Willeke
                                                              Donald C. Willeke





                                                                 EX-99.B(j)(11)


                                POWER OF ATTORNEY


              Michael J.  Hogan,  whose  signature  appears  below,  does hereby constitute  and  appoint  Christopher  Bellonzi,  C. David  Messman,  Dorothy A.
Peters,  Karla M.  Rabusch,  Amy Van Der Schouw and William  Ying,  his true and
lawful   attorneys-in-fact   and  agents,  each  individually,   with  power  of
substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually,  may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the  "Trust"),  to comply with the  Investment  Company  Act of 1940,  as amended,  and the  Securities Act of 1933, as amended  ("Acts"),  and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in
respect  thereof,  including in connection with the filing and  effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically,  but without  limiting the generality of the foregoing,  the power and  authority  to sign in the  name and on  behalf  of the  undersigned  as the
President  and/or  principal  executive  officer  of the  Trust any and all such amendments  filed with the SEC and any other  instruments  or documents  related thereto,  and the  undersigned  does  hereby  ratify and  confirm  all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000



                                                              /s/ Michael J. Hogan
                                Michael J. Hogan





                                                                 EX-99.B(j)(12)


                                POWER OF ATTORNEY


              Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman,
Dorothy A. Peters, Amy Van Der Schouw and William Ying, her true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds
Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as Treasurer and/or principal financial officer of the Trust any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.

Effective Date:
May 9, 2000



                                                              /s/ Karla M. Rabusch
                                Karla M. Rabusch






dc-207068                                           26


                                                              EX-99.B(p)


                             WELLS FARGO FUNDS TRUST
                           WELLS FARGO VARIABLE TRUST
                             WELLS FARGO CORE TRUST


                              JOINT CODE OF ETHICS
                                                 Adopted Under Rule 17j-1


         The Wells Fargo Funds  Trust,  the Wells Fargo  Variable  Trust and the
Wells Fargo Core Trust (including the Core Trust's "feeder funds" that are advised or administered by Wells Fargo Bank or an affiliate thereof) (each a "Fund" and, together, the "Funds") are confident that their officers and trustees act with integrity and good faith. The Funds recognize, however, that personal interests may conflict with the Funds' interests where officers or trustees:

o Know about present or future portfolio transactions, or o Have the power to influence portfolio transactions; and o Engage in personal transactions in securities.

         In an effort to prevent these  conflicts  and in  accordance  with Rule
17j-1(b)(1) under the Investment Company Act of 1940 (the "1940 Act"), the Funds have adopted this Joint Code of Ethics (the "Code") to prohibit transactions that create, may create, or appear to create conflicts of interest, and to establish reporting requirements and enforcement procedures. Although the Funds have adopted the Code jointly pursuant to Rule 17j-1(b)(1) under the 1940 Act, each Fund is responsible for implementing the Code on behalf of, and for compliance therewith by, its own "access persons" as defined under Rule 17j-1.


I.   About this Code of Ethics.

         This Code sets forth in the attached sections specific  prohibitions on securities  transactions and reporting  requirements that apply to Fund officers and  trustees.  The  prohibitions  and  requirements  that apply to each  person covered by this Code are included  under  Section III (General  Principles)  and
Section  IV  (Required   Course  of  Conduct).   For  your  specific   reporting
requirements,  please refer to Part A or B, as indicated  below.  Definitions of underlined terms are included in Appendix A.

o Independent trustees Part A o Interested trustees, Fund officers and natural control persons Part B





                                                    11
         The  remainder  of  this  Code  sets  forth  review,   enforcement  and
recordkeeping  responsibilities  (Sections V and VI),  obligations of investment advisers,  administrators  and  distributors  (Section VII),  and  miscellaneous information (Section VIII).




II.  Who is covered by the Code of Ethics?

o All Fund officers and Special Purpose Investment Personnel; o All trustees, both interested and independent; and
o Natural persons in a control relationship with a Fund who obtain information concerning recommendations made to a portfolio of a Fund (a "Portfolio") about the purchase or sale of a security.


III. Statement of General Principles.

         In recognition of the trust and confidence placed in the Funds by their shareholders, and because the Funds believe that their operations should benefit their shareholders, the Funds have adopted the following general principles to guide its trustees and officers.

    (1)                    Our shareholders' interests are paramount.  You must place shareholder interests before your own.

    (2)                    You must accomplish all personal securities transactions in a manner that avoids even the appearance of a conflict of your personal interests with those of the Funds and their shareholders.

    (3)                    You must avoid actions or activities that allow (or appear to allow) you or your family to profit or benefit from your position with a Fund, or that bring into question your independence or judgment.


IV. Required Course of Conduct.

    (1)                    Prohibition Against Fraud, Deceit and Manipulation.

                  You cannot, in connection with the purchase or sale, directly or indirectly, of a security held or to be acquired by any
                  Portfolio:

                  (A)      employ any device, scheme or artifice to defraud any Portfolio;

                  (B)      make  to  a  Portfolio  any  untrue  statement  of  a
                           material  fact or  omit to  state  to a  Portfolio  a
                           material   fact   necessary  in  order  to  make  the
                           statements made, in light of the circumstances  under
                           which they are made, not misleading;





                  (C)      engage in any act, practice or course of business which would operate as a fraud or deceit upon any
                           Portfolio; or

                  (D) engage in any manipulative practice with respect to any Portfolio.

    (2)                    Limits on Accepting or Receiving Gifts.

                  You cannot accept or receive any gift of more than de minimis value from any person or entity that does business with or on behalf of the Funds.

    (3)                    Reporting Requirements.

                  Each quarter you must report  transactions  in securities that you beneficially own. These reports must be submitted no later than 10 days  after  the end of the  quarter.  You also may be required to report your securities holdings annually. See Part
                  A  or  B,  as   appropriate,   for  your  specific   reporting
                  requirements.


V.  Review and Enforcement of the Code.

    (1)                    Appointment of a Review Officer.

                  A review officer (the "Review Officer") will be appointed by each Fund's President to perform the duties described below.

    (2)                    The Review Officer's Duties and Responsibilities.

                  (A) The Review Officer will identify each person who is covered by this Code, as well as each person who is required to report personal securities transactions. The Review Officer will promptly inform each person of his or her status and reporting requirements.

                  (B) The Review Officer will, on a quarterly basis, compare all reported personal securities transactions with the Portfolio's completed  portfolio  transactions by the Fund's adviser(s) to determine  whether a Code  violation  may have  occurred.  The adviser(s)  will  compare  all  reported  personal  securities transactions with securities that were considered for purchase or sale by a  Portfolio  during  the  quarter  covered  by the reports, otherwise review the personal securities transactions to determine  whether a Code violation may have occurred,  and promptly  report its  findings to the Review  Officer.  Before determining  that a person has violated  the Code,  the Review
                  Officer  must  give  the  person  an   opportunity  to  supply
                  explanatory material.





                  (C) If the Review Officer determines that a Code violation may
                  have   occurred,   the   Review   Officer   must   submit  the
                  determination, together with the confidential quarterly report and any explanatory  material  provided by the person,  to the
                  President  and fund  counsel.  The  President and fund counsel will  independently  determine whether the person violated the
                  Code.

                  (D) No person is required to participate in a determination of whether he or she has  committed  a Code  violation  or of the imposition of any sanction  against  himself or herself.  If a
                  securities    transaction    of   the   President   is   under
                  consideration,  the  Secretary  will act for the President for purposes of this Section V.

    (3)                    Sanctions.

                  If the  President  and  fund  counsel  find  that  the  person violated the Code,  the President  will impose upon the person any sanctions that the President  deems  appropriate  and will report the violation and any imposed sanctions to the Board of
                  Trustees at the next regularly scheduled board meeting unless, in the sole discretion of the President, circumstances warrant
                  an  earlier  report.   Sanctions  may  include  suspension  of
                  authority to act on behalf of a Fund as an officer or trustee, or removal from office.


VI. Recordkeeping.

         The Funds will maintain records as set forth below. These records will be maintained in accordance with Rule 31a-2 under the 1940 Act and will be available for examination by representatives of the Securities and Exchange
Commission.

    (1)                    A copy of this Code and any other code which is, or at any time within the past five years has been, in effect will be preserved in an easily accessible place;

    (2)                    A list of all persons who are, or within the past five years have been, required to submit reports under this Code will be maintained in an easily accessible place.

    (3)                    A copy of each report made by an officer or trustee under this Code will be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

    (4)                    A record of any Code violation and of any sanctions taken will be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurred.






VII.     An Investment Adviser's, Administrator's or Distributor's Code of Ethics.

         Each investment adviser to (including any sub-adviser), administrator for (including any fund accounting services provider), and distributor of shares of, a Fund must:

    (1)           Submit to the Board of Trustees of the Fund a copy of its code of ethics.  Each  adviser's and  distributor's  code of ethics must comply with the recommendations of the Investment Company
                  Institute's   Advisory  Group  on  Personal  Investing  or  be
                  accompanied by a written statement  explaining any differences and the reasons for the differences.  An administrator's  code of ethics must be accompanied by a written statement generally describing the code, the potential  conflicts of interest that may arise from its role as administrator,  the manner in which the code seeks to prevent such conflicts of interest,  and the procedures that are reasonably  designed to detect and prevent violations of the code;

    (2)                    Promptly report to the Fund in writing any material amendments to its code of ethics;

    (3)                    Promptly furnish to the Fund, upon request, copies of any reports made under its code of ethics by any person who is also covered by the Fund's Code under Section II above;

    (4)                    Immediately furnish to the Review Officer, without request, all pertinent information regarding any material violation of its code of ethics; and

    (5)                    Annually furnish to the Fund, without request, all pertinent information regarding any violations of its code of ethics by any person who is also covered by the Fund's Code under Section II above.


VIII.    Miscellaneous.

    (1)                    Confidentiality.  All personal securities transactions reports and any other information filed with a
                           Fund under this Code will be treated as confidential.

    (2)                    Interpretation of Provisions.  The Boards of Trustees may from time to time adopt such interpretations of this Code as appropriate.

    (3)                    Periodic Review and Reporting.  Each President will report to its Board of Trustees at least annually as to the operation of this Code and will address in any such report the need (if any) for further changes or modifications to the Code.



Adopted:          August 19, 1999




                                                          PART A
                              Independent Trustees


    (1)                    Required Transaction Reports.

                  (A)      You  must  report  transactions  in  securities  on a
                           quarterly  basis.  You must submit your report to the
                           Review Officer no later than 10 days after the end of
                           the  calendar  quarter  in which the  transaction  to
                           which the report  relates was  effected.  A Quarterly
                           Personal  Securities  Transactions Report is included
                           as Appendix B. If you had no reportable  transactions
                           during the quarter,  you are still required to submit
                           a report.  Please note on your report that you had no
                           reportable   transactions  during  the  quarter,  and
                           return it, signed and dated.

                  (B) Particular trades are required to be reported only if you knew at the time of the transaction or, in the ordinary course of fulfilling your official duties as a trustee, should have known, that during the 15-day period immediately preceding or following the date of your transaction, the same security was purchased or sold, or was being considered for purchase or sale, by a Portfolio.

                           Note:  The "should have known" standard does not:
                           ----

o    imply a duty of inquiry;

o presume you should have deduced or extrapolated from discussions or memoranda dealing with a Portfolio's investment strategies; or

o                                   impute  knowledge from your prior  knowledge
                                    of   a    Portfolio's    holdings,    market
                                    considerations,   or  investment   policies,
                                    objectives and restrictions.


    (2)                    What Securities are Covered Under Your Quarterly Reporting Requirement?

                  If the transaction is reportable because it comes within paragraph (1), above, you must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership.






    (3)                    What Securities and Transactions May Be Excluded from Your Report?

                  You  are  not  required  to  detail  or  list  the   following
securities or transactions on your quarterly report:

                  (A) Securities issued by the U.S. Government or its agencies, bankers' acceptances, bank certificates of deposit, commercial paper or mutual funds.

                  (B) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (C) Purchases you made solely with the dividend proceeds received in a dividend reinvestment plan or that are part of an automatic payroll deduction plan, where you purchase securities issued by your employer.

                  (D)      Purchases  arising from the exercise of rights issued
                           by an issuer  pro rata to all  holders  of a class of
                           its securities,  as long as you acquired these rights
                           from  the  issuer,   and  sales  of  such  rights  so
                           acquired.

                  You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in the security or securities included in the report.








                                                          PART B
         Interested Trustees, Fund Officers and Natural Control Persons

    (1)                    Providing a List of Securities.

                  You must provide the Review Officer with a complete listing of all securities you beneficially own as of September 17, 1999.
                  Thereafter,  you must  submit  a  revised  list to the  Review
                  Officer showing the securities you beneficially own as of December 31st. You must submit the initial listing within 10 days of the date you first become a trustee, and each update no later than 30 days after the start of the year.

                  You are not required to provide this list of securities if:

                 o         you are required to provide this information under a code of ethics described in Section VII of the
                           Trust's Code, OR

                 o         you are not currently affiliated with or employed by the Trust's investment adviser(s) or distributor.

    (2)                    Required Transaction Reports.

                  You must  report  transactions  in  securities  on a quarterly basis.  You must submit  your report to the Review  Officer no later  than 10 days after the end of the  calendar  quarter in
                  which  the   transaction  to  which  the  report  relates  was
                  effected. A Quarterly Personal Securities  Transactions Report
                  is included as Appendix B.

                  If you had no reportable transactions during the quarter, you are still required to submit a report. Please note on your report that you had no reportable transactions during the quarter, and return it, signed and dated.

    (3)                    What If You are Required to File Reports Under Another Code?

                  You are not required to report your transactions on a quarterly basis under this Code if you are required to file such reports under a code of ethics for an entity described in
                  Section VII of the Code that has a relationship in that capacity with the Trust.





    (4)                    What Securities are Covered Under Your Quarterly Reporting Requirements?

                  You must report all  transactions in securities  that: (i) you directly or indirectly beneficially own or (ii) because of the
                  transaction,   you  acquire  direct  or  indirect   beneficial
                  ownership.

    (5)                    What Securities and Transactions May Be Excluded from Your Report?

                  You  are  not  required  to  detail  or  list  the   following
securities or transactions on your report:

                  (A) Securities issued by the U.S. Government or its agencies, bankers' acceptances, bank certificates of deposit, commercial paper or mutual funds.

                  (B) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (C) Purchases you made solely with the dividend proceeds received in a dividend reinvestment plan or that are part of an automatic payroll deduction plan, where you purchase securities issued by your employer.

                  (D)      Purchases  arising from the exercise of rights issued
                           by an issuer  pro rata to all  holders  of a class of
                           its securities,  as long as you acquired these rights
                           from  the  issuer,   and  sales  of  such  rights  so
                           acquired.

                  You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in the security included in the report.







                                   APPENDIX A
                                   Definitions

Beneficial  ownership  means  the same as  under  Section  16 of the  Securities
Exchange Act of 1934. You should generally consider yourself the beneficial owner of any securities in which you have a direct or indirect pecuniary interest. In addition, you should consider yourself the beneficial owner of securities held by your spouse, your minor children, a relative who shares your home, or other persons by reason of any contract, arrangement, understanding or relationship that provides you with sole or shared voting or investment power.

Control means the same as that under in Section 2(a)(9) of the 1940 Act. Section
2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Ownership of 25% or more of a company's outstanding voting security is presumed to give the holder thereof control over the company. This presumption may be countered by the facts and circumstances of a given situation.

Independent trustee means a trustee of a Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

Interested trustee means a trustee of a Fund who is an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

Purchase or sale of a security includes, among other things, the writing of an option to purchase or sell a security.

Security means the same as that set forth in Section 2(a)(36) of the 1940 Act, except that it does not include securities issued by the U.S. Government or its agencies, bankers' acceptances, bank certificates of deposit, commercial paper or registered, open-end mutual funds.

A security held or to be acquired by a Fund (or any Portfolio) means any security which, within the most recent 15 days, (i) is or has been held by the Fund (or any Portfolio), or (ii) is being or has been considered by the Fund's adviser or sub-adviser for purchase by the Fund (or any Portfolio).

A security is being purchased or sold by the Fund (or any Portfolio) from the time a purchase or sale program has been communicated to the person who places buy and sell orders for the Fund (or Portfolio) until the program has been fully completed or terminated.

A security is being considered for purchase or sale when [research reports?  watch lists?].
  --------    -------------------------------------

Special Purpose Investment Personnel means a person not covered by a code of ethics described in Section VII, but who, while performing his or her regular functions in connection with a Fund or any Portfolio (including, where appropriate, attending Board meetings and other meetings where official Fund business is discussed or carried on), obtains information regarding purchases or sales of securities or securities being considered for purchase or sale by any Portfolio.




                                   APPENDIX B
                Quarterly Personal Securities Transactions Report

Name of Reporting Person:
Calendar Quarter Ended:

------------ --------------- ------------ -------------------- -------------- -------- -----------------------------

  Name of                                                                               Name of Broker, Dealer or
  Issuer        Date of       Title of      No. of Shares/        Type of               Bank Effecting Transaction
              Transaction     Security     Principal Amount     Transaction    Price
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------
------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


------------ --------------- ------------ -------------------- -------------- -------- -----------------------------


If you had no reportable transactions during the quarter, please check here. ?
If you disclaim beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.



Signature                                      Date

